A U D I T E D   F I N A N C I A L   S T A T E M E N T S

John Hancock Life Insurance Company (U.S.A.) Separate Account H

December 31, 2021

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John Hancock Life Insurance Company (U.S.A.)

Separate Account H

Audited Financial Statements

December 31, 2021

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of John Hancock Life Insurance Company (U.S.A.) and Contract Owners of

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise John Hancock Life Insurance Company (U.S.A.) Separate Account H (the “Separate Account”) as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, and the results of its operations and changes in contract owners’ equity for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of the Separate Account since 1996.

Boston, Massachusetts

March 30, 2022

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Appendix

Subaccounts comprising John Hancock Life

Insurance Company (U.S.A.) Separate Account H

500 Index Fund Series I	Health Sciences Trust Series II

500 Index Fund Series II	High Yield Trust Series I

500 Index Fund Series NAV	High Yield Trust Series II

Active Bond Trust Series I	International Equity Index Series I

Active Bond Trust Series II	International Equity Index Series II

American Asset Allocation Trust Series I	International Equity Index Series NAV

American Asset Allocation Trust Series II	International Small Company Trust Series I

American Asset Allocation Trust Series III	International Small Company Trust Series II

American Global Growth Trust Series II	Investment Quality Bond Trust Series I

American Global Growth Trust Series III	Investment Quality Bond Trust Series II

American Growth Trust Series II	Lifestyle Balanced Portfolio Series I

American Growth Trust Series III	Lifestyle Balanced Portfolio Series II

American Growth-Income Trust Series I	Lifestyle Conservative Portfolio Series I

American Growth-Income Trust Series II	Lifestyle Conservative Portfolio Series II

American Growth-Income Trust Series III	Lifestyle Growth Portfolio Series I

American International Trust Series II	Lifestyle Growth Portfolio Series II

American International Trust Series III	Lifestyle Growth Portfolio Series NAV

Basic Value Focus	Lifestyle Moderate Portfolio Series I

Blue Chip Growth Trust Series I	Lifestyle Moderate Portfolio Series II

Blue Chip Growth Trust Series II	Managed Volatility Balanced Portfolio Series I

Capital Appreciation Trust Series I	Managed Volatility Balanced Portfolio Series II

Capital Appreciation Trust Series II	Managed Volatility Conservative Portfolio Series I

Capital Appreciation Value Trust Series II	Managed Volatility Conservative Portfolio Series II

Core Bond Trust Series I	Managed Volatility Growth Portfolio Series I

Core Bond Trust Series II	Managed Volatility Growth Portfolio Series II

Disciplined Value International Trust Series I	Managed Volatility Growth Portfolio Series NAV

Disciplined Value International Trust Series II	Managed Volatility Moderate Portfolio Series I

DWS Equity 500 Index	Managed Volatility Moderate Portfolio Series II

Emerging Markets Value Trust Series II	Mid Cap Growth Trust Series I

Emerging Markets Value Trust Series NAV	Mid Cap Growth Trust Series II

Equity Income Trust Series I	Mid Cap Index Trust Series I

Equity Income Trust Series II	Mid Cap Index Trust Series II

Financial Industries Trust Series I	Mid Value Trust Series I

Financial Industries Trust Series II	Mid Value Trust Series II

Fundamental All Cap Core Trust Series II	Money Market Trust Series I

Fundamental Large Cap Value Trust Series I	Money Market Trust Series II

Fundamental Large Cap Value Trust Series II	Money Market Trust Series NAV

Global Allocation	Opportunistic Fixed Income Trust Series I

Global Equity Trust Series I	Opportunistic Fixed Income Trust Series II

Global Equity Trust Series II	PIMCO All Asset

Health Sciences Trust Series I	Real Estate Securities Trust Series I

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Appendix

Subaccounts comprising John Hancock Life

Insurance Company (U.S.A.) Separate Account H

Real Estate Securities Trust Series II	Small Cap Value Trust Series I

Science & Technology Trust Series I	Small Cap Value Trust Series II

Science & Technology Trust Series II	Small Company Value Trust Series I

Select Bond Trust Series I	Small Company Value Trust Series II

Select Bond Trust Series II	Strategic Income Opportunities Trust Series I

Short Term Government Income Trust Series I	Strategic Income Opportunities Trust Series II

Short Term Government Income Trust Series II	Total Bond Market Series Trust NAV

Small Cap Index Trust Series I	Total Bond Market Trust Series II

Small Cap Index Trust Series II	Total Stock Market Index Trust Series I

Small Cap Opportunities Trust Series I	Total Stock Market Index Trust Series II

Small Cap Opportunities Trust Series II	Ultra Short Term Bond Trust Series I

Small Cap Stock Trust Series I	Ultra Short Term Bond Trust Series II

Small Cap Stock Trust Series II	Value Opportunities

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	500 Index Fund Series I	500 Index Fund Series II	500 Index Fund Series NAV	Active Bond Trust Series I	Active Bond Trust Series II	American Asset Allocation Trust Series I

Total Assets

Investments at fair value	$174,547,437	$76,883,448	$206,967,508	$22,965,999	$123,998,478	$119,879,040

Units outstanding	4,041,851	1,921,120	4,632,903	1,043,432	6,003,157	4,219,063

Unit value	$43.19	$40.02	$44.67	$22.01	$20.66	$28.41

Shares	3,328,517	1,466,122	3,947,502	2,345,863	12,640,008	9,144,092

Cost	$103,260,047	$52,577,708	$107,275,505	$23,017,103	$124,683,256	$117,989,698

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	American Asset Allocation Trust Series II	American Asset Allocation Trust Series III	American Global Growth Trust Series II	American Global Growth Trust Series III	American Growth Trust Series II	American Growth Trust Series III

Total Assets

Investments at fair value	$855,187,320	$127,779,150	$158,586,179	$33,062,329	$639,183,275	$105,964,306

Units outstanding	31,404,030	3,770,776	4,197,672	721,155	7,668,399	1,673,881

Unit value	$27.23	$33.89	$37.78	$45.85	$83.35	$63.30

Shares	65,231,680	9,739,264	7,372,672	1,522,908	24,377,699	4,016,843

Cost	$839,739,154	$125,033,703	$115,243,667	$23,260,939	$450,060,348	$74,040,247

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	American Growth- Income Trust Series I	American Growth- Income Trust Series II	American Growth- Income Trust Series III	American International Trust Series II	American International Trust Series III	Basic Value Focus

Total Assets

Investments at fair value	$117,446,985	$448,547,513	$215,228,765	$253,255,380	$35,681,519	$3,863,801

Units outstanding	2,018,085	8,633,314	4,833,774	7,549,374	1,725,924	63,125

Unit value	$58.20	$51.96	$44.53	$33.55	$20.67	$61.21

Shares	6,331,374	24,311,518	11,621,424	12,329,863	1,742,262	277,373

Cost	$103,319,657	$385,714,998	$186,306,745	$228,082,672	$32,076,435	$3,874,874

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	Blue Chip Growth Trust Series I	Blue Chip Growth Trust Series II	Capital Appreciation Trust Series I	Capital Appreciation Trust Series II	Capital Appreciation Value Trust Series II	Core Bond Trust Series I

Total Assets

Investments at fair value	$286,987,405	$126,314,492	$196,076,446	$75,300,181	$270,929,508	$55,323,254

Units outstanding	2,684,861	1,754,336	3,675,920	998,568	7,336,683	2,999,206

Unit value	$106.89	$72.00	$53.34	$75.41	$36.93	$18.45

Shares	7,008,239	3,252,175	26,213,429	11,990,475	19,393,666	4,223,149

Cost	$236,688,558	$112,235,235	$151,405,547	$64,316,925	$233,198,392	$56,744,281

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	Core Bond Trust Series II	Disciplined Value International Trust Series I	Disciplined Value International Trust Series II	DWS Equity 500 Index	Emerging Markets Value Trust Series II	Emerging Markets Value Trust Series NAV

Total Assets

Investments at fair value	$60,036,240	$48,475,552	$40,418,449	$14,266,593	$29,399,707	$1,234,303

Units outstanding	3,414,073	2,087,362	1,650,602	199,716	2,193,258	89,395

Unit value	$17.58	$23.22	$24.49	$71.43	$13.40	$13.81

Shares	4,589,927	3,371,040	2,812,696	471,935	2,797,308	117,665

Cost	$61,713,951	$42,640,811	$35,397,587	$8,883,457	$27,130,973	$1,157,645

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	Equity Income Trust Series I	Equity Income Trust Series II	Financial Industries Trust Series I	Financial Industries Trust Series II	Fundamental All Cap Core Trust Series II	Fundamental Large Cap Value Trust Series I

Total Assets

Investments at fair value	$173,872,633	$111,261,338	$9,261,196	$15,199,619	$54,490,356	$212,867,857

Units outstanding	2,410,802	2,949,538	265,504	426,541	750,512	4,755,319

Unit value	$72.12	$37.72	$34.88	$35.63	$72.60	$44.76

Shares	10,455,360	6,734,948	565,397	937,669	1,503,597	7,363,122

Cost	$157,618,406	$99,995,998	$7,813,589	$12,705,573	$34,980,064	$144,167,802

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	Fundamental Large Cap Value Trust Series II	Global Allocation	Global Equity Trust Series I (a)	Global Equity Trust Series II (b)	Health Sciences Trust Series I	Health Sciences Trust Series II

Total Assets

Investments at fair value	$152,418,113	$270,216	$257,002,371	$24,129,872	$54,183,570	$65,317,587

Units outstanding	3,802,091	9,603	9,406,361	894,360	454,611	569,976

Unit value	$40.09	$28.14	$27.32	$26.98	$119.19	$114.60

Shares	5,230,546	15,258	10,142,161	958,676	1,731,658	2,352,939

Cost	$107,001,294	$256,751	$193,093,591	$18,580,501	$45,330,478	$57,740,963

	(a) Renamed on April 1, 2021. Previously known as Global Trust Series I. (b) Renamed on April 1, 2021. Previously known as Global Trust Series II.

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	High Yield Trust Series I	High Yield Trust Series II	International Equity Index Series I	International Equity Index Series II	International Equity Index Series NAV	International Small Company Trust Series I

Total Assets

Investments at fair value	$51,010,275	$44,647,761	$17,386,791	$19,154,423	$10,218,504	$17,488,998

Units outstanding	2,422,528	1,693,322	880,578	1,002,059	656,304	673,180

Unit value	$21.06	$26.37	$19.74	$19.12	$15.57	$25.98

Shares	9,624,580	8,192,250	858,607	944,964	504,867	1,087,624

Cost	$50,721,004	$44,120,785	$15,365,343	$17,006,026	$8,099,806	$14,061,284

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	International Small Company Trust Series II	Investment Quality Bond Trust Series I	Investment Quality Bond Trust Series II	Lifestyle Balanced Portfolio Series I	Lifestyle Balanced Portfolio Series II	Lifestyle Conservative Portfolio Series I

Total Assets

Investments at fair value	$10,693,970	$116,289,743	$58,173,826	$33,904,006	$674,475,479	$15,286,849

Units outstanding	431,715	5,288,221	2,917,246	1,683,400	32,149,573	905,420

Unit value	$24.77	$21.99	$19.94	$20.14	$20.98	$16.88

Shares	666,291	10,112,152	5,054,199	2,019,298	40,099,612	1,084,174

Cost	$9,033,227	$115,625,796	$58,134,817	$31,347,141	$613,604,425	$15,385,110

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	Lifestyle Conservative Portfolio Series II	Lifestyle Growth Portfolio Series I	Lifestyle Growth Portfolio Series II	Lifestyle Growth Portfolio Series NAV	Lifestyle Moderate Portfolio Series I	Lifestyle Moderate Portfolio Series II

Total Assets

Investments at fair value	$144,765,199	$231,438,410	$4,909,853,732	$6,656,880	$13,212,566	$203,047,084

Units outstanding	8,495,296	10,080,314	212,025,754	346,240	695,751	10,299,526

Unit value	$17.04	$22.96	$23.16	$19.23	$18.99	$19.71

Shares	10,259,759	12,463,027	264,112,627	358,668	835,181	12,810,542

Cost	$144,980,945	$207,387,076	$4,376,930,424	$5,919,769	$12,540,746	$191,970,185

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	Managed Volatility Balanced Portfolio Series I	Managed Volatility Balanced Portfolio Series II	Managed Volatility Conservative Portfolio Series I	Managed Volatility Conservative Portfolio Series II	Managed Volatility Growth Portfolio Series I	Managed Volatility Growth Portfolio Series II

Total Assets

Investments at fair value	$326,559,033	$3,824,845,752	$75,487,422	$649,036,283	$373,759,745	$5,441,686,784

Units outstanding	12,096,223	155,352,192	3,025,216	31,361,214	14,269,498	217,383,120

Unit value	$27.00	$24.62	$24.95	$20.70	$26.19	$25.03

Shares	26,166,589	308,953,615	6,474,050	56,145,007	28,144,559	411,625,324

Cost	$326,784,056	$3,785,073,703	$75,216,046	$644,676,978	$367,491,626	$5,241,895,828

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	Managed Volatility Growth Portfolio Series NAV	Managed Volatility Moderate Portfolio Series I	Managed Volatility Moderate Portfolio Series II	Mid Cap Growth Trust Series I (c)	Mid Cap Growth Trust Series II (d)	Mid Cap Index Trust Series I

Total Assets

Investments at fair value	$453,760	$116,587,512	$1,214,885,261	$166,543,823	$91,044,816	$86,257,405

Units outstanding	17,980	4,195,803	51,183,817	2,388,862	1,107,582	1,426,048

Unit value	$25.24	$27.79	$23.74	$69.72	$82.20	$60.49

Shares	34,117	9,707,536	102,005,480	8,385,892	5,211,495	3,465,545

Cost	$428,205	$118,586,550	$1,242,038,469	$156,662,362	$93,797,900	$73,113,202

	(c) Renamed on October 1, 2021. Previously known as Mid Cap Stock Trust Series I. (d) Renamed on October 1, 2021. Previously known as Mid Cap Stock Trust Series II.

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	Mid Cap Index Trust Series II	Mid Value Trust Series I	Mid Value Trust Series II	Money Market Trust Series I	Money Market Trust Series II	Money Market Trust Series NAV

Total Assets

Investments at fair value	$62,799,430	$45,068,201	$48,791,096	$17,290,143	$72,484,088	$3,857,252

Units outstanding	1,137,669	946,694	1,103,644	1,208,460	6,532,548	320,935

Unit value	$55.20	$47.61	$44.21	$14.31	$11.10	$12.02

Shares	2,539,403	3,765,096	4,072,712	17,290,143	72,484,088	3,857,252

Cost	$53,671,096	$39,569,574	$43,543,816	$17,290,143	$72,484,088	$3,857,252

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	Opportunistic Fixed Income Trust Series I	Opportunistic Fixed Income Trust Series II	PIMCO All Asset	Real Estate Securities Trust Series I	Real Estate Securities Trust Series II	Science & Technology Trust Series I

Total Assets

Investments at fair value	$21,069,871	$50,327,815	$6,525,600	$32,378,383	$37,591,442	$131,383,627

Units outstanding	627,808	2,361,807	251,603	373,437	599,382	1,696,317

Unit value	$33.56	$21.31	$25.94	$86.70	$62.72	$77.45

Shares	1,711,606	4,159,324	554,898	1,178,682	1,369,951	3,590,698

Cost	$21,812,713	$52,168,903	$5,858,686	$22,187,301	$27,420,384	$110,503,427

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	Science & Technology Trust Series II	Select Bond Trust Series I	Select Bond Trust Series II	Short Term Government Income Trust Series I	Short Term Government Income Trust Series II	Small Cap Index Trust Series I

Total Assets

Investments at fair value	$66,102,929	$169,752,718	$358,758,645	$19,618,760	$17,767,935	$13,181,852

Units outstanding	750,767	10,658,206	24,764,187	1,615,181	1,522,744	278,605

Unit value	$88.05	$15.93	$14.49	$12.15	$11.67	$47.31

Shares	1,974,401	12,177,383	25,699,043	1,651,411	1,494,360	763,723

Cost	$62,681,797	$167,573,916	$357,027,296	$20,216,832	$18,384,025	$11,650,433

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	Small Cap Index Trust Series II	Small Cap Opportunities Trust Series I	Small Cap Opportunities Trust Series II	Small Cap Stock Trust Series I	Small Cap Stock Trust Series II	Small Cap Value Trust Series I

Total Assets

Investments at fair value	$30,607,505	$35,501,019	$28,177,892	$1,049,149	$31,970,201	$682,191

Units outstanding	647,341	606,739	517,149	21,720	538,135	17,776

Unit value	$47.28	$58.51	$54.49	$48.30	$59.41	$38.38

Shares	1,786,778	1,057,837	860,919	102,256	3,478,803	37,278

Cost	$26,282,831	$29,144,421	$23,351,431	$944,546	$30,774,678	$648,873

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	Small Cap Value Trust Series II	Small Company Value Trust Series I	Small Company Value Trust Series II	Strategic Income Opportunities Trust Series I	Strategic Income Opportunities Trust Series II	Total Bond Market Series Trust NAV

Total Assets

Investments at fair value	$24,197,322	$38,602,481	$37,401,134	$25,596,767	$29,300,950	$88,904,060

Units outstanding	624,298	592,679	739,517	999,029	1,238,631	6,183,225

Unit value	$38.76	$65.13	$50.58	$25.62	$23.66	$14.38

Shares	1,333,186	3,066,122	3,121,964	1,817,952	2,075,138	8,515,715

Cost	$21,877,726	$34,981,592	$32,930,542	$24,649,953	$28,443,372	$88,499,080

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	Total Bond Market Trust Series II	Total Stock Market Index Trust Series I	Total Stock Market Index Trust Series II	Ultra Short Term Bond Trust Series I	Ultra Short Term Bond Trust Series II	Value Opportunities

Total Assets

Investments at fair value	$55,825,255	$53,032,244	$45,302,926	$8,392,059	$180,830,121	$2,774,432

Units outstanding	4,190,985	1,210,312	845,020	689,736	16,166,585	23,550

Unit value	$13.32	$43.82	$53.61	$12.17	$11.19	$117.81

Shares	5,337,023	1,717,365	1,475,185	749,961	16,159,975	127,093

Cost	$57,651,707	$37,813,252	$31,018,655	$8,618,874	$184,702,356	$2,943,006

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	500 Index Fund Series I		500 Index Fund Series II		500 Index Fund Series NAV

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$2,131,281	$2,398,680	$801,395	$905,889	$2,710,334	$3,253,546

Expenses:

Mortality and expense risk and administrative charges	(2,356,418)	(1,948,786)	(1,123,129)	(922,752)	(2,073,739)	(1,827,602)

Net investment income (loss)	(225,137)	449,894	(321,734)	(16,863)	636,595	1,425,944

Realized gains (losses) on investments:

Capital gain distributions received	6,534,489	2,531,269	2,852,221	1,064,479	8,031,769	3,348,060

Net realized gain (loss)	10,070,981	6,278,342	5,936,951	4,662,859	24,845,924	17,719,634

Realized gains (losses)	16,605,470	8,809,611	8,789,172	5,727,338	32,877,693	21,067,694

Unrealized appreciation (depreciation) during the period	21,284,107	11,484,884	7,765,758	2,375,536	14,968,961	7,506,232

Net increase (decrease) in net assets from operations	37,664,440	20,744,389	16,233,196	8,086,011	48,483,249	29,999,870

Changes from principal transactions:

Purchase payments	215,795	229,091	78,388	49,632	70,837	123,416

Transfers between sub-accounts and the company	814,402	(3,962,282)	2,021,571	(1,560,968)	(13,890,891)	(6,098,492)

Withdrawals	(12,110,506)	(10,702,934)	(4,228,214)	(5,960,026)	(19,898,705)	(15,979,599)

Annual contract fee	(207,874)	(213,669)	(228,584)	(215,106)	(1,496,053)	(1,492,686)

Net increase (decrease) in net assets from principal transactions	(11,288,183)	(14,649,794)	(2,356,839)	(7,686,468)	(35,214,812)	(23,447,361)

Total increase (decrease) in net assets	26,376,257	6,094,595	13,876,357	399,543	13,268,437	6,552,509

Net assets at beginning of period	148,171,180	142,076,585	63,007,091	62,607,548	193,699,071	187,146,562

Net assets at end of period	$174,547,437	$148,171,180	$76,883,448	$63,007,091	$206,967,508	$193,699,071

	2021	2020	2021	2020	2021	2020

Units, beginning of period	4,338,902	4,842,937	1,952,905	2,242,750	5,503,957	6,219,636

Units issued	208,053	161,877	321,826	370,508	50,466	298,003

Units redeemed	(505,104)	(665,912)	(353,611)	(660,353)	(921,520)	(1,013,682)

Units, end of period	4,041,851	4,338,902	1,921,120	1,952,905	4,632,903	5,503,957

See accompanying notes.

24 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Active Bond Trust Series I		Active Bond Trust Series II		American Asset Allocation Trust Series I

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$761,535	$728,372	$3,819,371	$3,446,618	$1,857,202	$1,459,913

Expenses:

Mortality and expense risk and administrative charges	(351,167)	(373,924)	(2,091,690)	(2,030,246)	(1,736,184)	(1,583,969)

Net investment income (loss)	410,368	354,448	1,727,681	1,416,372	121,018	(124,056)

Realized gains (losses) on investments:

Capital gain distributions received	360,494	-	1,926,632	-	6,395,146	12,877,534

Net realized gain (loss)	104,507	136,708	784,346	872,774	566,510	931,852

Realized gains (losses)	465,001	136,708	2,710,978	872,774	6,961,656	13,809,386

Unrealized appreciation (depreciation) during the period	(1,369,590)	1,245,353	(7,527,497)	5,488,774	7,440,140	(2,780,380)

Net increase (decrease) in net assets from operations	(494,221)	1,736,509	(3,088,838)	7,777,920	14,522,814	10,904,950

Changes from principal transactions:

Purchase payments	95,171	364,153	50,420	67,743	145,850	143,337

Transfers between sub-accounts and the company	453,884	73,189	8,433,123	13,076,266	1,637,035	1,279,848

Withdrawals	(2,017,147)	(2,569,290)	(15,107,390)	(11,165,028)	(12,254,095)	(9,509,936)

Annual contract fee	(35,107)	(37,626)	(343,195)	(369,404)	(96,054)	(102,577)

Net increase (decrease) in net assets from principal transactions	(1,503,199)	(2,169,574)	(6,967,042)	1,609,577	(10,567,264)	(8,189,328)

Total increase (decrease) in net assets	(1,997,420)	(433,065)	(10,055,880)	9,387,497	3,955,550	2,715,622

Net assets at beginning of period	24,963,419	25,396,484	134,054,358	124,666,861	115,923,490	113,207,868

Net assets at end of period	$22,965,999	$24,963,419	$123,998,478	$134,054,358	$119,879,040	$115,923,490

	2021	2020	2021	2020	2021	2020

Units, beginning of period	1,110,855	1,211,899	6,336,500	6,289,837	4,604,947	4,962,883

Units issued	97,328	154,164	767,888	1,623,062	176,671	206,306

Units redeemed	(164,751)	(255,208)	(1,101,231)	(1,576,399)	(562,555)	(564,242)

Units, end of period	1,043,432	1,110,855	6,003,157	6,336,500	4,219,063	4,604,947

See accompanying notes.

25 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American Asset Allocation Trust Series II		American Asset Allocation Trust Series III		American Global Growth Trust Series II

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$12,511,373	$10,417,847	$2,410,343	$1,991,374	$-	$95,295

Expenses:

Mortality and expense risk and administrative charges	(12,550,877)	(12,040,465)	(1,144,320)	(1,050,973)	(2,430,765)	(2,159,380)

Net investment income (loss)	(39,504)	(1,622,618)	1,266,023	940,401	(2,430,765)	(2,064,085)

Realized gains (losses) on investments:

Capital gain distributions received	46,344,274	99,014,315	6,781,191	13,813,010	9,156,800	11,756,289

Net realized gain (loss)	37,036,328	30,296,173	3,625,820	2,648,662	9,670,106	6,188,726

Realized gains (losses)	83,380,602	129,310,488	10,407,011	16,461,672	18,826,906	17,945,015

Unrealized appreciation (depreciation) during the period	24,784,494	(46,012,485)	5,171,340	(4,573,723)	5,497,553	21,476,302

Net increase (decrease) in net assets from operations	108,125,592	81,675,385	16,844,374	12,828,350	21,893,694	37,357,232

Changes from principal transactions:

Purchase payments	313,695	699,219	12,084	87,491	166,632	119,875

Transfers between sub-accounts and the company	(17,041,276)	(9,799,981)	(826,460)	(986,947)	(4,348,571)	(11,895,920)

Withdrawals	(119,397,718)	(77,792,090)	(12,454,901)	(8,694,377)	(20,363,797)	(14,422,897)

Annual contract fee	(5,547,416)	(6,051,816)	(633,672)	(655,417)	(683,852)	(740,688)

Net increase (decrease) in net assets from principal transactions	(141,672,715)	(92,944,668)	(13,902,949)	(10,249,250)	(25,229,588)	(26,939,630)

Total increase (decrease) in net assets	(33,547,123)	(11,269,283)	2,941,425	2,579,100	(3,335,894)	10,417,602

Net assets at beginning of period	888,734,443	900,003,726	124,837,725	122,258,625	161,922,073	151,504,471

Net assets at end of period	$855,187,320	$888,734,443	$127,779,150	$124,837,725	$158,586,179	$161,922,073

	2021	2020	2021	2020	2021	2020

Units, beginning of period	36,881,169	41,210,803	4,202,841	4,588,427	4,896,306	5,857,465

Units issued	808,950	345,892	11,902	7,476	221,173	264,960

Units redeemed	(6,286,089)	(4,675,526)	(443,967)	(393,062)	(919,807)	(1,226,119)

Units, end of period	31,404,030	36,881,169	3,770,776	4,202,841	4,197,672	4,896,306

See accompanying notes.

26 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American Global Growth Trust Series III		American Growth Trust Series II		American Growth Trust Series III

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$-	$18,744	$2,033,221	$443,583	$754,266	$72,388

Expenses:

Mortality and expense risk and administrative charges	(304,529)	(269,072)	(9,872,189)	(8,482,980)	(973,275)	(849,179)

Net investment income (loss)	(304,529)	(250,328)	(7,838,968)	(8,039,397)	(219,009)	(776,791)

Realized gains (losses) on investments:

Capital gain distributions received	1,859,271	2,312,439	41,097,575	70,899,624	6,650,951	11,570,055

Net realized gain (loss)	1,211,838	1,198,345	35,733,999	5,427,761	5,063,862	407,369

Realized gains (losses)	3,071,109	3,510,784	76,831,574	76,327,385	11,714,813	11,977,424

Unrealized appreciation (depreciation) during the period	1,931,462	4,455,607	46,629,370	161,035,726	8,458,373	27,341,918

Net increase (decrease) in net assets from operations	4,698,042	7,716,063	115,621,976	229,323,714	19,954,177	38,542,551

Changes from principal transactions:

Purchase payments	2,780	7,684	392,652	488,858	7,749	17,222

Transfers between sub-accounts and the company	(671,533)	(3,431,496)	(37,318,249)	(74,092,034)	(5,633,717)	(18,384,111)

Withdrawals	(2,761,130)	(1,939,702)	(69,510,172)	(57,398,566)	(10,068,218)	(7,505,866)

Annual contract fee	(141,240)	(146,910)	(1,756,736)	(1,763,236)	(585,870)	(587,582)

Net increase (decrease) in net assets from principal transactions	(3,571,123)	(5,510,424)	(108,192,505)	(132,764,978)	(16,280,056)	(26,460,337)

Total increase (decrease) in net assets	1,126,919	2,205,639	7,429,471	96,558,736	3,674,121	12,082,214

Net assets at beginning of period	31,935,410	29,729,771	631,753,804	535,195,068	102,290,185	90,207,971

Net assets at end of period	$33,062,329	$31,935,410	$639,183,275	$631,753,804	$105,964,306	$102,290,185

	2021	2020	2021	2020	2021	2020

Units, beginning of period	803,752	966,792	9,062,761	11,473,883	1,953,525	2,594,074

Units issued	5,509	13,580	162,422	294,368	4,890	5,025

Units redeemed	(88,106)	(176,620)	(1,556,784)	(2,705,490)	(284,534)	(645,574)

Units, end of period	721,155	803,752	7,668,399	9,062,761	1,673,881	1,953,525

See accompanying notes.

27 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American Growth-Income Trust Series I		American Growth-Income Trust Series II		American Growth-Income Trust Series III

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$830,928	$1,362,811	$2,930,620	$5,201,707	$2,279,219	$3,274,975

Expenses:

Mortality and expense risk and administrative charges	(1,707,318)	(1,532,925)	(7,088,471)	(6,433,577)	(1,971,036)	(1,759,175)

Net investment income (loss)	(876,390)	(170,114)	(4,157,851)	(1,231,870)	308,183	1,515,800

Realized gains (losses) on investments:

Capital gain distributions received	5,593,893	13,566,453	22,264,875	55,141,847	10,437,317	25,474,637

Net realized gain (loss)	(1,504,410)	(4,484,502)	(685,354)	(20,497,162)	(1,849,428)	(7,179,944)

Realized gains (losses)	4,089,483	9,081,951	21,579,521	34,644,685	8,587,889	18,294,693

Unrealized appreciation (depreciation) during the period	19,262,218	2,179,994	71,940,106	15,062,539	35,434,044	4,562,355

Net increase (decrease) in net assets from operations	22,475,311	11,091,831	89,361,776	48,475,354	44,330,116	24,372,848

Changes from principal transactions:

Purchase payments	69,246	94,413	462,692	291,262	17,458	40,216

Transfers between sub-accounts and the company	(3,694,255)	(4,012,261)	(34,562,672)	4,072,014	(15,162,414)	(2,179,389)

Withdrawals	(11,866,608)	(9,183,552)	(53,565,706)	(44,985,627)	(19,963,023)	(15,597,311)

Annual contract fee	(167,527)	(194,834)	(1,449,370)	(1,480,429)	(1,196,135)	(1,217,079)

Net increase (decrease) in net assets from principal transactions	(15,659,144)	(13,296,234)	(89,115,056)	(42,102,780)	(36,304,114)	(18,953,563)

Total increase (decrease) in net assets	6,816,167	(2,204,403)	246,720	6,372,574	8,026,002	5,419,285

Net assets at beginning of period	110,630,818	112,835,221	448,300,793	441,928,219	207,202,763	201,783,478

Net assets at end of period	$117,446,985	$110,630,818	$448,547,513	$448,300,793	$215,228,765	$207,202,763

	2021	2020	2021	2020	2021	2020

Units, beginning of period	2,316,917	2,633,987	10,493,324	11,501,928	5,724,055	6,268,748

Units issued	41,663	66,922	152,558	828,918	16,006	295,623

Units redeemed	(340,495)	(383,992)	(2,012,568)	(1,837,522)	(906,287)	(840,316)

Units, end of period	2,018,085	2,316,917	8,633,314	10,493,324	4,833,774	5,724,055

See accompanying notes.

28 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American International Trust Series II		American International Trust Series III		Basic Value Focus

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$4,537,096	$624,119	$810,596	$243,332	$41,921	$75,265

Expenses:

Mortality and expense risk and administrative charges	(4,074,892)	(3,812,514)	(339,184)	(316,190)	(57,925)	(49,826)

Net investment income (loss)	462,204	(3,188,395)	471,412	(72,858)	(16,004)	25,439

Realized gains (losses) on investments:

Capital gain distributions received	461,318	11,477,527	64,095	1,588,945	552,488	85,238

Net realized gain (loss)	10,123,307	14,171,864	1,238,915	1,929,766	98,888	113,153

Realized gains (losses)	10,584,625	25,649,391	1,303,010	3,518,711	651,376	198,391

Unrealized appreciation (depreciation) during the period	(19,169,844)	11,242,015	(2,535,795)	1,703,830	79,764	(189,770)

Net increase (decrease) in net assets from operations	(8,123,015)	33,703,011	(761,373)	5,149,683	715,136	34,060

Changes from principal transactions:

Purchase payments	214,933	168,282	1,411	4,718	-	-

Transfers between sub-accounts and the company	17,683,827	(2,376,367)	2,637,032	(840,544)	(127,043)	6,788

Withdrawals	(30,653,526)	(26,061,483)	(3,497,394)	(3,065,191)	(518,302)	(450,332)

Annual contract fee	(854,813)	(925,393)	(250,995)	(261,158)	(7,112)	(8,296)

Net increase (decrease) in net assets from principal transactions	(13,609,579)	(29,194,961)	(1,109,946)	(4,162,175)	(652,457)	(451,840)

Total increase (decrease) in net assets	(21,732,594)	4,508,050	(1,871,319)	987,508	62,679	(417,780)

Net assets at beginning of period	274,987,974	270,479,924	37,552,838	36,565,330	3,801,122	4,218,902

Net assets at end of period	$253,255,380	$274,987,974	$35,681,519	$37,552,838	$3,863,801	$3,801,122

	2021	2020	2021	2020	2021	2020

Units, beginning of period	7,899,256	8,655,421	1,772,570	1,949,411	74,575	85,894

Units issued	710,741	985,995	145,349	193,043	606	3,117

Units redeemed	(1,060,623)	(1,742,160)	(191,995)	(369,884)	(12,056)	(14,436)

Units, end of period	7,549,374	7,899,256	1,725,924	1,772,570	63,125	74,575

See accompanying notes.

29 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Blue Chip Growth Trust Series I		Blue Chip Growth Trust Series II		Capital Appreciation Trust Series I

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$-	$-	$-	$-	$-	$-

Expenses:

Mortality and expense risk and administrative charges	(4,239,729)	(3,709,545)	(2,075,169)	(1,872,813)	(2,891,332)	(2,370,124)

Net investment income (loss)	(4,239,729)	(3,709,545)	(2,075,169)	(1,872,813)	(2,891,332)	(2,370,124)

Realized gains (losses) on investments:

Capital gain distributions received	38,015,151	35,559,840	18,146,869	17,193,221	30,746,779	17,359,885

Net realized gain (loss)	11,208,158	11,013,382	8,238,975	4,812,976	(15,126,271)	(27,631,558)

Realized gains (losses)	49,223,309	46,573,222	26,385,844	22,006,197	15,620,508	(10,271,673)

Unrealized appreciation (depreciation) during the period	(4,580,572)	28,816,830	(6,163,751)	12,767,203	13,182,803	83,977,750

Net increase (decrease) in net assets from operations	40,403,008	71,680,507	18,146,924	32,900,587	25,911,979	71,335,953

Changes from principal transactions:

Purchase payments	354,905	328,238	256,610	170,912	132,770	131,434

Transfers between sub-accounts and the company	(7,031,076)	(8,645,326)	(9,180,431)	(9,033,509)	(5,539,538)	(4,912,972)

Withdrawals	(27,753,253)	(23,396,729)	(13,137,566)	(9,940,702)	(20,376,855)	(12,648,719)

Annual contract fee	(309,037)	(339,135)	(358,384)	(344,150)	(236,477)	(250,939)

Net increase (decrease) in net assets from principal transactions	(34,738,461)	(32,052,952)	(22,419,771)	(19,147,449)	(26,020,100)	(17,681,196)

Total increase (decrease) in net assets	5,664,547	39,627,555	(4,272,847)	13,753,138	(108,121)	53,654,757

Net assets at beginning of period	281,322,858	241,695,303	130,587,339	116,834,201	196,184,567	142,529,810

Net assets at end of period	$286,987,405	$281,322,858	$126,314,492	$130,587,339	$196,076,446	$196,184,567

	2021	2020	2021	2020	2021	2020

Units, beginning of period	3,051,706	3,479,298	2,083,670	2,455,487	4,197,038	4,686,518

Units issued	69,627	96,590	87,788	165,679	82,799	162,658

Units redeemed	(436,472)	(524,182)	(417,122)	(537,496)	(603,917)	(652,138)

Units, end of period	2,684,861	3,051,706	1,754,336	2,083,670	3,675,920	4,197,038

See accompanying notes.

30 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Capital Appreciation Trust Series II		Capital Appreciation Value Trust Series II		Core Bond Trust Series I

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$-	$-	$1,532,789	$2,224,193	$1,029,950	$1,412,464

Expenses:

Mortality and expense risk and administrative charges	(1,194,935)	(1,012,892)	(3,687,030)	(3,416,224)	(848,541)	(913,052)

Net investment income (loss)	(1,194,935)	(1,012,892)	(2,154,241)	(1,192,031)	181,409	499,412

Realized gains (losses) on investments:

Capital gain distributions received	13,803,981	7,876,473	28,427,534	20,821,936	2,388,487	-

Net realized gain (loss)	3,399,614	(19,218,461)	7,405,606	2,551,247	229,272	460,736

Realized gains (losses)	17,203,595	(11,341,988)	35,833,140	23,373,183	2,617,759	460,736

Unrealized appreciation (depreciation) during the period	(6,388,456)	40,524,650	6,983,789	14,498,928	(4,846,857)	3,182,169

Net increase (decrease) in net assets from operations	9,620,204	28,169,770	40,662,688	36,680,080	(2,047,689)	4,142,317

Changes from principal transactions:

Purchase payments	110,585	112,357	337,595	234,372	73,437	60,090

Transfers between sub-accounts and the company	(2,181,159)	(2,972,593)	3,283,230	(4,311,385)	2,115,278	1,068,128

Withdrawals	(9,147,462)	(5,267,141)	(40,284,825)	(22,700,460)	(5,752,515)	(5,832,379)

Annual contract fee	(222,728)	(210,639)	(1,646,071)	(1,811,283)	(92,360)	(111,415)

Net increase (decrease) in net assets from principal transactions	(11,440,764)	(8,338,016)	(38,310,071)	(28,588,756)	(3,656,160)	(4,815,576)

Total increase (decrease) in net assets	(1,820,560)	19,831,754	2,352,617	8,091,324	(5,703,849)	(673,259)

Net assets at beginning of period	77,120,741	57,288,987	268,576,891	260,485,567	61,027,103	61,700,362

Net assets at end of period	$75,300,181	$77,120,741	$270,929,508	$268,576,891	$55,323,254	$61,027,103

	2021	2020	2021	2020	2021	2020

Units, beginning of period	1,156,226	1,315,030	8,471,997	9,499,228	3,183,979	3,442,150

Units issued	126,013	176,958	536,853	277,558	256,119	345,106

Units redeemed	(283,671)	(335,762)	(1,672,167)	(1,304,789)	(440,892)	(603,277)

Units, end of period	998,568	1,156,226	7,336,683	8,471,997	2,999,206	3,183,979

See accompanying notes.

31 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Core Bond Trust Series II		Disciplined Value International Trust Series I		Disciplined Value International Trust Series II

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$1,004,161	$1,544,274	$1,265,638	$912,944	$970,286	$703,871

Expenses:

Mortality and expense risk and administrative charges	(1,018,717)	(1,149,309)	(733,843)	(639,471)	(655,208)	(574,329)

Net investment income (loss)	(14,556)	394,965	531,795	273,473	315,078	129,542

Realized gains (losses) on investments:

Capital gain distributions received	2,613,052	-	-	-	-	-

Net realized gain (loss)	431,933	741,069	1,248,884	(187,558)	852,193	(869,446)

Realized gains (losses)	3,044,985	741,069	1,248,884	(187,558)	852,193	(869,446)

Unrealized appreciation (depreciation) during the period	(5,634,707)	3,561,752	3,633,217	(4,707)	3,267,742	935,993

Net increase (decrease) in net assets from operations	(2,604,278)	4,697,786	5,413,896	81,208	4,435,013	196,089

Changes from principal transactions:

Purchase payments	170,068	34,829	71,437	60,539	287,171	194,044

Transfers between sub-accounts and the company	(1,569,781)	5,396,807	(1,051,536)	(1,525,349)	(105,036)	(16,833)

Withdrawals	(8,416,291)	(8,848,733)	(4,705,431)	(3,116,765)	(4,917,353)	(3,599,352)

Annual contract fee	(152,080)	(192,741)	(83,951)	(93,094)	(116,796)	(120,372)

Net increase (decrease) in net assets from principal transactions	(9,968,084)	(3,609,838)	(5,769,481)	(4,674,669)	(4,852,014)	(3,542,513)

Total increase (decrease) in net assets	(12,572,362)	1,087,948	(355,585)	(4,593,461)	(417,001)	(3,346,424)

Net assets at beginning of period	72,608,602	71,520,654	48,831,137	53,424,598	40,835,450	44,181,874

Net assets at end of period	$60,036,240	$72,608,602	$48,475,552	$48,831,137	$40,418,449	$40,835,450

	2021	2020	2021	2020	2021	2020

Units, beginning of period	3,960,067	4,176,391	2,344,292	2,610,501	1,851,428	2,030,349

Units issued	283,456	751,013	56,031	85,432	85,488	139,288

Units redeemed	(829,450)	(967,337)	(312,961)	(351,641)	(286,314)	(318,209)

Units, end of period	3,414,073	3,960,067	2,087,362	2,344,292	1,650,602	1,851,428

See accompanying notes.

32 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	DWS Equity 500 Index		Emerging Markets Value Trust Series II		Emerging Markets Value Trust Series NAV

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$141,748	$155,964	$653,978	$570,728	$30,015	$30,518

Expenses:

Mortality and expense risk and administrative charges	(220,365)	(187,225)	(446,123)	(375,356)	(13,354)	(12,390)

Net investment income (loss)	(78,617)	(31,261)	207,855	195,372	16,661	18,128

Realized gains (losses) on investments:

Capital gain distributions received	567,610	692,614	-	-	-	-

Net realized gain (loss)	786,956	409,150	200,086	(1,275,761)	6,112	(51,994)

Realized gains (losses)	1,354,566	1,101,764	200,086	(1,275,761)	6,112	(51,994)

Unrealized appreciation (depreciation) during the period	1,827,737	643,507	2,366,185	1,756,769	113,893	59,639

Net increase (decrease) in net assets from operations	3,103,686	1,714,010	2,774,126	676,380	136,666	25,773

Changes from principal transactions:

Purchase payments	-	-	52,272	64,424	-	-

Transfers between sub-accounts and the company	(932,232)	(266,570)	475,190	(414,999)	(187,295)	(29,014)

Withdrawals	(736,824)	(667,941)	(2,921,051)	(1,771,998)	(131,058)	(65,538)

Annual contract fee	(50,798)	(49,075)	(96,920)	(102,851)	(298)	(305)

Net increase (decrease) in net assets from principal transactions	(1,719,854)	(983,586)	(2,490,509)	(2,225,424)	(318,651)	(94,857)

Total increase (decrease) in net assets	1,383,832	730,424	283,617	(1,549,044)	(181,985)	(69,084)

Net assets at beginning of period	12,882,761	12,152,337	29,116,090	30,665,134	1,416,288	1,485,372

Net assets at end of period	$14,266,593	$12,882,761	$29,399,707	$29,116,090	$1,234,303	$1,416,288

	2021	2020	2021	2020	2021	2020

Units, beginning of period	226,313	247,183	2,378,818	2,551,526	113,096	121,755

Units issued	183	636	366,829	339,550	2,162	9,972

Units redeemed	(26,780)	(21,506)	(552,389)	(512,258)	(25,863)	(18,631)

Units, end of period	199,716	226,313	2,193,258	2,378,818	89,395	113,096

See accompanying notes.

33 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Equity Income Trust Series I		Equity Income Trust Series II		Financial Industries Trust Series I

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$3,320,420	$4,232,098	$1,937,252	$2,588,054	$72,928	$93,456

Expenses:

Mortality and expense risk and administrative charges	(2,529,895)	(2,125,298)	(1,734,123)	(1,452,801)	(132,322)	(108,062)

Net investment income (loss)	790,525	2,106,800	203,129	1,135,253	(59,394)	(14,606)

Realized gains (losses) on investments:

Capital gain distributions received	3,454,269	10,944,439	2,223,002	7,156,359	45,614	661,156

Net realized gain (loss)	(3,911,833)	(5,242,345)	(766,628)	(6,728,768)	596,889	(243,789)

Realized gains (losses)	(457,564)	5,702,094	1,456,374	427,591	642,503	417,367

Unrealized appreciation (depreciation) during the period	35,253,640	(11,248,738)	21,054,728	(4,044,834)	1,479,737	(682,872)

Net increase (decrease) in net assets from operations	35,586,601	(3,439,844)	22,714,231	(2,481,990)	2,062,846	(280,111)

Changes from principal transactions:

Purchase payments	364,359	173,795	203,406	127,025	7,549	8,196

Transfers between sub-accounts and the company	(2,191,601)	(6,084,370)	185,436	(3,085,729)	908,416	(683,177)

Withdrawals	(16,722,352)	(11,151,783)	(13,197,890)	(7,832,482)	(1,189,615)	(733,875)

Annual contract fee	(201,379)	(205,743)	(290,074)	(299,304)	(19,699)	(20,834)

Net increase (decrease) in net assets from principal transactions	(18,750,973)	(17,268,101)	(13,099,122)	(11,090,490)	(293,349)	(1,429,690)

Total increase (decrease) in net assets	16,835,628	(20,707,945)	9,615,109	(13,572,480)	1,769,497	(1,709,801)

Net assets at beginning of period	157,037,005	177,744,950	101,646,229	115,218,709	7,491,699	9,201,500

Net assets at end of period	$173,872,633	$157,037,005	$111,261,338	$101,646,229	$9,261,196	$7,491,699

	2021	2020	2021	2020	2021	2020

Units, beginning of period	2,707,743	3,052,348	3,321,607	3,726,352	275,188	341,785

Units issued	85,006	68,659	221,358	189,292	88,152	23,146

Units redeemed	(381,947)	(413,264)	(593,427)	(594,037)	(97,836)	(89,743)

Units, end of period	2,410,802	2,707,743	2,949,538	3,321,607	265,504	275,188

See accompanying notes.

34 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Financial Industries Trust Series II		Fundamental All Cap Core Trust Series II		Fundamental Large Cap Value Trust Series I

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$99,407	$118,511	$-	$75,831	$1,596,048	$1,802,356

Expenses:

Mortality and expense risk and administrative charges	(231,039)	(161,172)	(812,683)	(642,643)	(3,070,804)	(2,454,167)

Net investment income (loss)	(131,632)	(42,661)	(812,683)	(566,812)	(1,474,756)	(651,811)

Realized gains (losses) on investments:

Capital gain distributions received	78,065	978,323	4,137,414	1,180,311	23,790,442	3,262,862

Net realized gain (loss)	831,049	(237,136)	5,354,175	3,780,266	12,928,536	4,631,163

Realized gains (losses)	909,114	741,187	9,491,589	4,960,577	36,718,978	7,894,025

Unrealized appreciation (depreciation) during the period	2,459,933	(972,359)	3,729,289	4,947,941	15,315,822	9,069,048

Net increase (decrease) in net assets from operations	3,237,415	(273,833)	12,408,195	9,341,706	50,560,044	16,311,262

Changes from principal transactions:

Purchase payments	17,601	23,971	38,486	54,953	185,863	170,141

Transfers between sub-accounts and the company	2,007,512	(741,337)	1,412,040	(3,709,307)	(4,508,114)	(4,876,624)

Withdrawals	(1,315,427)	(946,739)	(4,739,725)	(3,381,091)	(20,352,397)	(14,926,644)

Annual contract fee	(41,517)	(33,505)	(178,443)	(160,045)	(227,120)	(228,517)

Net increase (decrease) in net assets from principal transactions	668,169	(1,697,610)	(3,467,642)	(7,195,490)	(24,901,768)	(19,861,644)

Total increase (decrease) in net assets	3,905,584	(1,971,443)	8,940,553	2,146,216	25,658,276	(3,550,382)

Net assets at beginning of period	11,294,035	13,265,478	45,549,803	43,403,587	187,209,581	190,759,963

Net assets at end of period	$15,199,619	$11,294,035	$54,490,356	$45,549,803	$212,867,857	$187,209,581

	2021	2020	2021	2020	2021	2020

Units, beginning of period	401,819	473,391	808,009	962,528	5,358,588	6,025,331

Units issued	173,356	43,741	73,742	33,993	112,118	71,340

Units redeemed	(148,634)	(115,313)	(131,239)	(188,512)	(715,387)	(738,083)

Units, end of period	426,541	401,819	750,512	808,009	4,755,319	5,358,588

See accompanying notes.

35 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Fundamental Large Cap Value Trust Series II		Global Allocation		Global Equity Trust Series I

	2021	2020	2021	2020	2021 (a)	2020

Income:

Dividend distributions received	$863,996	$1,097,502	$2,068	$2,620	$-	$1,117,359

Expenses:

Mortality and expense risk and administrative charges	(2,399,748)	(1,959,121)	(3,744)	(3,593)	(2,636,861)	(1,268,459)

Net investment income (loss)	(1,535,752)	(861,619)	(1,676)	(973)	(2,636,861)	(151,100)

Realized gains (losses) on investments:

Capital gain distributions received	16,859,770	2,404,371	37,492	12,446	-	778,991

Net realized gain (loss)	14,804,232	4,745,628	511	5,907	9,089,529	2,852,330

Realized gains (losses)	31,664,002	7,149,999	38,003	18,353	9,089,529	3,631,321

Unrealized appreciation (depreciation) during the period	6,383,463	6,083,320	(23,335)	26,020	40,036,000	12,726,981

Net increase (decrease) in net assets from operations	36,511,713	12,371,700	12,992	43,400	46,488,668	16,207,202

Changes from principal transactions:

Purchase payments	159,456	211,520	-	-	113,715	120,832

Transfers between sub-accounts and the company	(5,476,572)	(2,352,126)	1,483	(411)	(12,437,076)	142,839,775

Withdrawals	(15,991,727)	(13,529,575)	-	(40,622)	(22,947,015)	(7,796,743)

Annual contract fee	(479,935)	(446,405)	(528)	(723)	(1,202,106)	(381,264)

Net increase (decrease) in net assets from principal transactions	(21,788,778)	(16,116,586)	955	(41,756)	(36,472,482)	134,782,600

Total increase (decrease) in net assets	14,722,935	(3,744,886)	13,947	1,644	10,016,186	150,989,802

Net assets at beginning of period	137,695,178	141,440,064	256,269	254,625	246,986,185	95,996,383

Net assets at end of period	$152,418,113	$137,695,178	$270,216	$256,269	$257,002,371	$246,986,185

	2021	2020	2021	2020	2021	2020

Units, beginning of period	4,415,133	4,994,005	9,568	10,767	10,891,045	3,559,744

Units issued	331,938	307,070	54	101	23,116	7,879,480

Units redeemed	(944,980)	(885,942)	(19)	(1,300)	(1,507,800)	(548,179)

Units, end of period	3,802,091	4,415,133	9,603	9,568	9,406,361	10,891,045

	(a) Renamed on April 1, 2021. Previously known as Global Trust Series I.

See accompanying notes.

36 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Global Equity Trust Series II		Health Sciences Trust Series I		Health Sciences Trust Series II

	2021 (b)	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$-	$232,058	$-	$-	$-	$-

Expenses:

Mortality and expense risk and administrative charges	(372,691)	(341,238)	(820,054)	(751,789)	(1,112,553)	(1,015,950)

Net investment income (loss)	(372,691)	(109,180)	(820,054)	(751,789)	(1,112,553)	(1,015,950)

Realized gains (losses) on investments:

Capital gain distributions received	-	189,630	5,252,060	5,226,960	7,088,267	7,520,707

Net realized gain (loss)	650,809	(342,197)	1,907,779	(390,626)	3,704,380	615,184

Realized gains (losses)	650,809	(152,567)	7,159,839	4,836,334	10,792,647	8,135,891

Unrealized appreciation (depreciation) during the period	3,858,511	885,491	(1,389,536)	7,407,797	(3,623,009)	7,568,566

Net increase (decrease) in net assets from operations	4,136,629	623,744	4,950,249	11,492,342	6,057,085	14,688,507

Changes from principal transactions:

Purchase payments	74,758	36,090	37,744	103,673	184,961	175,076

Transfers between sub-accounts and the company	(608,335)	(2,065,733)	(1,668,723)	(1,681,588)	(7,380,212)	2,509,498

Withdrawals	(2,164,219)	(1,888,195)	(4,295,693)	(5,166,507)	(6,414,968)	(4,776,629)

Annual contract fee	(78,413)	(88,709)	(104,933)	(113,683)	(217,930)	(219,812)

Net increase (decrease) in net assets from principal transactions	(2,776,209)	(4,006,547)	(6,031,605)	(6,858,105)	(13,828,149)	(2,311,867)

Total increase (decrease) in net assets	1,360,420	(3,382,803)	(1,081,356)	4,634,237	(7,771,064)	12,376,640

Net assets at beginning of period	22,769,452	26,152,255	55,264,926	50,630,689	73,088,651	60,712,011

Net assets at end of period	$24,129,872	$22,769,452	$54,183,570	$55,264,926	$65,317,587	$73,088,651

	2021	2020	2021	2020	2021	2020

Units, beginning of period	1,001,522	1,201,857	507,410	582,531	700,307	729,173

Units issued	39,237	27,638	26,427	48,322	52,061	109,509

Units redeemed	(146,399)	(227,973)	(79,226)	(123,443)	(182,392)	(138,375)

Units, end of period	894,360	1,001,522	454,611	507,410	569,976	700,307

	(b) Renamed on April 1, 2021. Previously known as Global Trust Series II.

See accompanying notes.

37 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	High Yield Trust Series I		High Yield Trust Series II		International Equity Index Series I

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$2,541,344	$3,082,227	$2,088,507	$2,380,569	$461,522	$363,770

Expenses:

Mortality and expense risk and administrative charges	(601,217)	(583,003)	(683,944)	(626,576)	(256,092)	(221,487)

Net investment income (loss)	1,940,127	2,499,224	1,404,563	1,753,993	205,430	142,283

Realized gains (losses) on investments:

Capital gain distributions received	-	-	-	-	214,933	143,026

Net realized gain (loss)	(327,667)	(1,167,688)	693,426	(679,709)	624,670	92,651

Realized gains (losses)	(327,667)	(1,167,688)	693,426	(679,709)	839,603	235,677

Unrealized appreciation (depreciation) during the period	718,498	785,690	(351,576)	291,515	(113,861)	606,224

Net increase (decrease) in net assets from operations	2,330,958	2,117,226	1,746,413	1,365,799	931,172	984,184

Changes from principal transactions:

Purchase payments	15,217	18,346	81,536	29,768	46,516	18,989

Transfers between sub-accounts and the company	1,123,180	1,014,328	5,594,014	(224,723)	1,158,808	(1,895,801)

Withdrawals	(4,678,750)	(5,164,783)	(5,653,949)	(5,149,405)	(1,056,358)	(1,072,792)

Annual contract fee	(250,727)	(265,032)	(154,064)	(165,679)	(35,157)	(42,818)

Net increase (decrease) in net assets from principal transactions	(3,791,080)	(4,397,141)	(132,463)	(5,510,039)	113,809	(2,992,422)

Total increase (decrease) in net assets	(1,460,122)	(2,279,915)	1,613,950	(4,144,240)	1,044,981	(2,008,238)

Net assets at beginning of period	52,470,397	54,750,312	43,033,811	47,178,051	16,341,810	18,350,048

Net assets at end of period	$51,010,275	$52,470,397	$44,647,761	$43,033,811	$17,386,791	$16,341,810

	2021	2020	2021	2020	2021	2020

Units, beginning of period	2,579,046	2,760,033	1,721,715	1,939,528	876,692	1,072,797

Units issued	206,309	284,715	357,058	267,803	123,865	52,610

Units redeemed	(362,827)	(465,702)	(385,451)	(485,616)	(119,979)	(248,715)

Units, end of period	2,422,528	2,579,046	1,693,322	1,721,715	880,578	876,692

See accompanying notes.

38 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	International Equity Index Series II		International Equity Index Series NAV		International Small Company Trust Series I

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$459,226	$378,147	$269,870	$232,048	$226,233	$314,762

Expenses:

Mortality and expense risk and administrative charges	(303,299)	(250,435)	(169,526)	(148,727)	(263,308)	(223,459)

Net investment income (loss)	155,927	127,712	100,344	83,321	(37,075)	91,303

Realized gains (losses) on investments:

Capital gain distributions received	231,015	161,001	123,388	89,524	509,413	519,441

Net realized gain (loss)	465,532	(38,121)	402,073	225,455	1,022,262	484,401

Realized gains (losses)	696,547	122,880	525,461	314,979	1,531,675	1,003,842

Unrealized appreciation (depreciation) during the period	221,187	1,107,328	(10,828)	409,100	555,338	(285,791)

Net increase (decrease) in net assets from operations	1,073,661	1,357,920	614,977	807,400	2,049,938	809,354

Changes from principal transactions:

Purchase payments	133,769	110,151	26,265	40,760	8,489	13,578

Transfers between sub-accounts and the company	653,244	210,451	(213,533)	(450,724)	(285,382)	(576,208)

Withdrawals	(1,359,728)	(1,258,757)	(710,678)	(422,566)	(1,781,190)	(1,379,308)

Annual contract fee	(47,244)	(49,790)	(45,265)	(44,655)	(30,064)	(33,886)

Net increase (decrease) in net assets from principal transactions	(619,959)	(987,945)	(943,211)	(877,185)	(2,088,147)	(1,975,824)

Total increase (decrease) in net assets	453,702	369,975	(328,234)	(69,785)	(38,209)	(1,166,470)

Net assets at beginning of period	18,700,721	18,330,746	10,546,738	10,616,523	17,527,207	18,693,677

Net assets at end of period	$19,154,423	$18,700,721	$10,218,504	$10,546,738	$17,488,998	$17,527,207

	2021	2020	2021	2020	2021	2020

Units, beginning of period	1,033,039	1,100,473	716,913	785,461	755,959	861,503

Units issued	96,048	107,962	13,290	21,948	25,727	24,289

Units redeemed	(127,028)	(175,396)	(73,899)	(90,496)	(108,506)	(129,833)

Units, end of period	1,002,059	1,033,039	656,304	716,913	673,180	755,959

See accompanying notes.

39 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	International Small Company Trust Series II		Investment Quality Bond Trust Series I		Investment Quality Bond Trust Series II

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$114,790	$185,791	$2,370,976	$2,683,244	$1,083,100	$1,293,790

Expenses:

Mortality and expense risk and administrative charges	(177,471)	(151,675)	(1,261,320)	(1,264,162)	(948,019)	(952,960)

Net investment income (loss)	(62,681)	34,116	1,109,656	1,419,082	135,081	340,830

Realized gains (losses) on investments:

Capital gain distributions received	303,341	337,389	2,574,077	63,424	1,302,105	33,390

Net realized gain (loss)	745,670	19,438	244,230	(714,741)	893,312	156,656

Realized gains (losses)	1,049,011	356,827	2,818,307	(651,317)	2,195,417	190,046

Unrealized appreciation (depreciation) during the period	362,423	129,624	(6,705,697)	8,097,006	(4,212,506)	3,718,695

Net increase (decrease) in net assets from operations	1,348,753	520,567	(2,777,734)	8,864,771	(1,882,008)	4,249,571

Changes from principal transactions:

Purchase payments	65,137	54,504	40,052	66,124	80,649	42,333

Transfers between sub-accounts and the company	(321,942)	1,983	7,521,930	4,840,214	2,086,990	6,303,179

Withdrawals	(2,086,131)	(887,940)	(11,853,404)	(9,796,311)	(7,280,459)	(7,402,529)

Annual contract fee	(46,213)	(38,691)	(549,763)	(609,884)	(191,753)	(211,841)

Net increase (decrease) in net assets from principal transactions	(2,389,149)	(870,144)	(4,841,185)	(5,499,857)	(5,304,573)	(1,268,858)

Total increase (decrease) in net assets	(1,040,396)	(349,577)	(7,618,919)	3,364,914	(7,186,581)	2,980,713

Net assets at beginning of period	11,734,366	12,083,943	123,908,662	120,543,748	65,360,407	62,379,694

Net assets at end of period	$10,693,970	$11,734,366	$116,289,743	$123,908,662	$58,173,826	$65,360,407

	2021	2020	2021	2020	2021	2020

Units, beginning of period	528,343	579,462	5,425,325	5,735,757	3,146,836	3,224,863

Units issued	38,305	53,204	553,700	776,337	484,666	684,893

Units redeemed	(134,933)	(104,323)	(690,804)	(1,086,769)	(714,256)	(762,920)

Units, end of period	431,715	528,343	5,288,221	5,425,325	2,917,246	3,146,836

See accompanying notes.

40 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Lifestyle Balanced Portfolio Series I		Lifestyle Balanced Portfolio Series II		Lifestyle Conservative Portfolio Series I

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$860,461	$723,753	$15,772,811	$13,828,755	$443,154	$376,940

Expenses:

Mortality and expense risk and administrative charges	(395,718)	(322,238)	(8,915,035)	(7,213,157)	(185,506)	(130,347)

Net investment income (loss)	464,743	401,515	6,857,776	6,615,598	257,648	246,593

Realized gains (losses) on investments:

Capital gain distributions received	1,351,158	949,599	27,291,287	19,191,068	355,565	270,277

Net realized gain (loss)	819,120	313,498	18,241,308	4,054,117	379,898	168,158

Realized gains (losses)	2,170,278	1,263,097	45,532,595	23,245,185	735,463	438,435

Unrealized appreciation (depreciation) during the period	(72,880)	1,161,291	(2,387,289)	26,494,983	(720,877)	368,035

Net increase (decrease) in net assets from operations	2,562,141	2,825,903	50,003,082	56,355,766	272,234	1,053,063

Changes from principal transactions:

Purchase payments	11,488	2,099	7,240,319	9,186,796	600	518

Transfers between sub-accounts and the company	4,182,019	3,736,975	58,357,388	78,887,971	4,134,960	5,604,823

Withdrawals	(3,492,824)	(3,126,928)	(80,025,969)	(50,270,227)	(2,984,142)	(2,165,253)

Annual contract fee	(156,068)	(135,018)	(4,493,547)	(4,011,450)	(71,504)	(49,230)

Net increase (decrease) in net assets from principal transactions	544,615	477,128	(18,921,809)	33,793,090	1,079,914	3,390,858

Total increase (decrease) in net assets	3,106,756	3,303,031	31,081,273	90,148,856	1,352,148	4,443,921

Net assets at beginning of period	30,797,250	27,494,219	643,394,206	553,245,350	13,934,701	9,490,780

Net assets at end of period	$33,904,006	$30,797,250	$674,475,479	$643,394,206	$15,286,849	$13,934,701

	2021	2020	2021	2020	2021	2020

Units, beginning of period	1,654,577	1,640,275	32,992,252	31,281,890	839,087	626,460

Units issued	280,068	361,671	4,727,813	10,194,209	333,647	433,454

Units redeemed	(251,245)	(347,369)	(5,570,492)	(8,483,847)	(267,314)	(220,827)

Units, end of period	1,683,400	1,654,577	32,149,573	32,992,252	905,420	839,087

See accompanying notes.

41 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Lifestyle Conservative Portfolio Series II		Lifestyle Growth Portfolio Series I		Lifestyle Growth Portfolio Series II

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$3,920,138	$3,744,305	$5,258,729	$4,847,209	$101,877,270	$101,289,385

Expenses:

Mortality and expense risk and administrative charges	(1,903,539)	(1,684,379)	(2,255,235)	(1,942,083)	(69,055,060)	(63,273,577)

Net investment income (loss)	2,016,599	2,059,926	3,003,494	2,905,126	32,822,210	38,015,808

Realized gains (losses) on investments:

Capital gain distributions received	3,181,952	2,983,262	14,722,461	10,595,249	313,177,803	241,747,006

Net realized gain (loss)	3,912,286	3,063,487	4,350,115	1,868,443	134,796,600	61,496,524

Realized gains (losses)	7,094,238	6,046,749	19,072,576	12,463,692	447,974,403	303,243,530

Unrealized appreciation (depreciation) during the period	(7,164,292)	4,000,748	5,450,712	8,377,517	95,814,472	158,764,059

Net increase (decrease) in net assets from operations	1,946,545	12,107,423	27,526,782	23,746,335	576,611,085	500,023,397

Changes from principal transactions:

Purchase payments	2,676,570	1,424,894	133,241	131,107	19,683,432	13,695,558

Transfers between sub-accounts and the company	23,660,499	47,660,739	6,887,654	2,471,647	54,720,158	(18,770,223)

Withdrawals	(30,580,787)	(22,819,603)	(19,747,267)	(14,600,880)	(653,708,810)	(439,448,075)

Annual contract fee	(1,004,419)	(968,009)	(1,333,904)	(1,308,760)	(33,114,069)	(34,944,835)

Net increase (decrease) in net assets from principal transactions	(5,248,137)	25,298,021	(14,060,276)	(13,306,886)	(612,419,289)	(479,467,575)

Total increase (decrease) in net assets	(3,301,592)	37,405,444	13,466,506	10,439,449	(35,808,204)	20,555,822

Net assets at beginning of period	148,066,791	110,661,347	217,971,904	207,532,455	4,945,661,936	4,925,106,114

Net assets at end of period	$144,765,199	$148,066,791	$231,438,410	$217,971,904	$4,909,853,732	$4,945,661,936

	2021	2020	2021	2020	2021	2020

Units, beginning of period	8,819,903	7,165,081	10,715,429	11,475,507	239,969,870	266,955,426

Units issued	3,315,808	5,116,778	561,935	516,086	9,351,099	13,094,844

Units redeemed	(3,640,415)	(3,461,956)	(1,197,050)	(1,276,164)	(37,295,215)	(40,080,400)

Units, end of period	8,495,296	8,819,903	10,080,314	10,715,429	212,025,754	239,969,870

See accompanying notes.

42 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Lifestyle Growth Portfolio Series NAV		Lifestyle Moderate Portfolio Series I		Lifestyle Moderate Portfolio Series II

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$154,646	$144,879	$352,429	$282,233	$5,003,069	$4,688,309

Expenses:

Mortality and expense risk and administrative charges	(83,544)	(74,595)	(155,113)	(116,431)	(2,680,759)	(2,240,201)

Net investment income (loss)	71,102	70,284	197,316	165,802	2,322,310	2,448,108

Realized gains (losses) on investments:

Capital gain distributions received	422,386	312,127	505,667	320,312	7,569,922	5,662,817

Net realized gain (loss)	76,916	5,054	364,146	49,130	5,953,469	3,100,951

Realized gains (losses)	499,302	317,181	869,813	369,442	13,523,391	8,763,768

Unrealized appreciation (depreciation) during the period	205,784	294,140	(311,053)	504,785	(4,621,409)	6,083,476

Net increase (decrease) in net assets from operations	776,188	681,605	756,076	1,040,029	11,224,292	17,295,352

Changes from principal transactions:

Purchase payments	-	-	19,187	11,804	2,032,051	4,546,008

Transfers between sub-accounts and the company	-	-	1,825,869	2,487,859	8,592,074	34,518,511

Withdrawals	(509,796)	(435,642)	(1,137,348)	(898,227)	(24,438,533)	(18,308,912)

Annual contract fee	-	-	(50,453)	(39,870)	(1,482,472)	(1,387,674)

Net increase (decrease) in net assets from principal transactions	(509,796)	(435,642)	657,255	1,561,566	(15,296,880)	19,367,933

Total increase (decrease) in net assets	266,392	245,963	1,413,331	2,601,595	(4,072,588)	36,663,285

Net assets at beginning of period	6,390,488	6,144,525	11,799,235	9,197,640	207,119,672	170,456,387

Net assets at end of period	$6,656,880	$6,390,488	$13,212,566	$11,799,235	$203,047,084	$207,119,672

	2021	2020	2021	2020	2021	2020

Units, beginning of period	374,692	404,696	658,188	568,523	11,072,016	9,978,953

Units issued	-	286	172,706	163,987	1,675,792	4,261,084

Units redeemed	(28,452)	(30,290)	(135,143)	(74,322)	(2,448,282)	(3,168,021)

Units, end of period	346,240	374,692	695,751	658,188	10,299,526	11,072,016

See accompanying notes.

43 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Managed Volatility Balanced Portfolio Series I		Managed Volatility Balanced Portfolio Series II		Managed Volatility Conservative Portfolio Series I

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$8,163,315	$8,271,247	$89,200,195	$93,270,374	$2,303,318	$2,563,955

Expenses:

Mortality and expense risk and administrative charges	(3,991,708)	(4,058,718)	(57,660,749)	(60,312,704)	(988,493)	(1,071,366)

Net investment income (loss)	4,171,607	4,212,529	31,539,446	32,957,670	1,314,825	1,492,589

Realized gains (losses) on investments:

Capital gain distributions received	-	17,530,333	-	215,763,897	-	1,184,301

Net realized gain (loss)	806,304	(1,478,390)	41,470,046	63,046,824	(873,486)	(1,611,639)

Realized gains (losses)	806,304	16,051,943	41,470,046	278,810,721	(873,486)	(427,338)

Unrealized appreciation (depreciation) during the period	22,407,899	(20,685,352)	234,770,282	(341,842,523)	1,339,447	516,878

Net increase (decrease) in net assets from operations	27,385,810	(420,880)	307,779,774	(30,074,132)	1,780,786	1,582,129

Changes from principal transactions:

Purchase payments	411,963	385,581	2,107,568	2,169,210	84,211	60,547

Transfers between sub-accounts and the company	(5,955,346)	(9,699,800)	(90,358,150)	(105,662,454)	(2,966,610)	(377,805)

Withdrawals	(32,698,867)	(29,880,589)	(485,742,974)	(480,136,593)	(8,818,968)	(8,755,825)

Annual contract fee	(1,794,314)	(1,898,369)	(25,471,576)	(28,880,028)	(401,729)	(426,468)

Net increase (decrease) in net assets from principal transactions	(40,036,564)	(41,093,177)	(599,465,132)	(612,509,865)	(12,103,096)	(9,499,551)

Total increase (decrease) in net assets	(12,650,754)	(41,514,057)	(291,685,358)	(642,583,997)	(10,322,310)	(7,917,422)

Net assets at beginning of period	339,209,787	380,723,844	4,116,531,110	4,759,115,107	85,809,732	93,727,154

Net assets at end of period	$326,559,033	$339,209,787	$3,824,845,752	$4,116,531,110	$75,487,422	$85,809,732

	2021	2020	2021	2020	2021	2020

Units, beginning of period	13,557,164	15,262,080	180,491,230	208,520,088	3,517,969	3,914,787

Units issued	109,728	153,836	2,186,256	1,696,014	42,846	186,736

Units redeemed	(1,570,669)	(1,858,752)	(27,325,294)	(29,724,872)	(535,599)	(583,554)

Units, end of period	12,096,223	13,557,164	155,352,192	180,491,230	3,025,216	3,517,969

See accompanying notes.

44 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Managed Volatility Conservative Portfolio Series II		Managed Volatility Growth Portfolio Series I		Managed Volatility Growth Portfolio Series II

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$18,665,651	$21,358,948	$8,101,560	$7,171,868	$108,194,848	$108,322,616

Expenses:

Mortality and expense risk and administrative charges	(10,174,578)	(11,499,577)	(4,299,885)	(3,963,228)	(81,581,269)	(83,852,484)

Net investment income (loss)	8,491,073	9,859,371	3,801,675	3,208,640	26,613,579	24,470,132

Realized gains (losses) on investments:

Capital gain distributions received	-	10,601,464	-	20,015,813	-	335,402,854

Net realized gain (loss)	(10,484,847)	(17,485,598)	3,813,581	2,823,439	159,136,210	249,467,827

Realized gains (losses)	(10,484,847)	(6,884,134)	3,813,581	22,839,252	159,136,210	584,870,681

Unrealized appreciation (depreciation) during the period	14,360,877	7,162,023	31,597,946	(39,170,192)	400,851,522	(867,599,691)

Net increase (decrease) in net assets from operations	12,367,103	10,137,260	39,213,202	(13,122,300)	586,601,311	(258,258,878)

Changes from principal transactions:

Purchase payments	342,821	357,271	267,045	234,353	3,730,365	4,847,513

Transfers between sub-accounts and the company	(22,840,680)	6,019,362	20,970,552	(12,136,532)	(92,512,383)	(222,911,326)

Withdrawals	(90,622,784)	(101,297,327)	(28,491,968)	(27,451,705)	(716,364,482)	(676,844,648)

Annual contract fee	(5,113,512)	(5,811,439)	(2,300,490)	(2,340,017)	(38,921,600)	(44,149,794)

Net increase (decrease) in net assets from principal transactions	(118,234,155)	(100,732,133)	(9,554,861)	(41,693,901)	(844,068,100)	(939,058,255)

Total increase (decrease) in net assets	(105,867,052)	(90,594,873)	29,658,341	(54,816,201)	(257,466,789)	(1,197,317,133)

Net assets at beginning of period	754,903,335	845,498,208	344,101,404	398,917,605	5,699,153,573	6,896,470,706

Net assets at end of period	$649,036,283	$754,903,335	$373,759,745	$344,101,404	$5,441,686,784	$5,699,153,573

	2021	2020	2021	2020	2021	2020

Units, beginning of period	37,110,077	42,134,682	14,833,759	16,743,641	253,020,941	296,880,687

Units issued	1,239,157	2,104,645	1,154,153	73,488	5,272,221	2,211,912

Units redeemed	(6,988,020)	(7,129,250)	(1,718,414)	(1,983,370)	(40,910,042)	(46,071,658)

Units, end of period	31,361,214	37,110,077	14,269,498	14,833,759	217,383,120	253,020,941

See accompanying notes.

45 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Managed Volatility Growth Portfolio Series NAV		Managed Volatility Moderate Portfolio Series I		Managed Volatility Moderate Portfolio Series II

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$9,997	$9,034	$3,159,567	$3,255,421	$30,910,862	$32,143,284

Expenses:

Mortality and expense risk and administrative charges	(5,275)	(4,824)	(1,442,381)	(1,526,679)	(18,139,295)	(19,003,816)

Net investment income (loss)	4,722	4,210	1,717,186	1,728,742	12,771,567	13,139,468

Realized gains (losses) on investments:

Capital gain distributions received	-	24,173	-	5,724,670	-	61,067,891

Net realized gain (loss)	1,365	2,517	(1,693,165)	(3,161,126)	(16,765,199)	(19,941,092)

Realized gains (losses)	1,365	26,690	(1,693,165)	2,563,544	(16,765,199)	41,126,799

Unrealized appreciation (depreciation) during the period	41,543	(41,657)	7,784,057	(2,705,385)	81,271,794	(41,058,617)

Net increase (decrease) in net assets from operations	47,630	(10,757)	7,808,078	1,586,901	77,278,162	13,207,650

Changes from principal transactions:

Purchase payments	-	-	38,275	68,962	561,216	950,897

Transfers between sub-accounts and the company	-	-	(2,883,772)	(5,034,605)	(7,471,179)	(28,793,468)

Withdrawals	(20,440)	(21,324)	(11,900,890)	(13,482,534)	(158,513,302)	(141,071,313)

Annual contract fee	-	-	(620,367)	(672,315)	(8,586,419)	(9,530,053)

Net increase (decrease) in net assets from principal transactions	(20,440)	(21,324)	(15,366,754)	(19,120,492)	(174,009,684)	(178,443,937)

Total increase (decrease) in net assets	27,190	(32,081)	(7,558,676)	(17,533,591)	(96,731,522)	(165,236,287)

Net assets at beginning of period	426,570	458,651	124,146,188	141,679,779	1,311,616,783	1,476,853,070

Net assets at end of period	$453,760	$426,570	$116,587,512	$124,146,188	$1,214,885,261	$1,311,616,783

	2021	2020	2021	2020	2021	2020

Units, beginning of period	18,848	19,749	4,731,894	5,471,606	58,694,701	67,001,075

Units issued	-	-	65,753	73,291	1,105,100	890,745

Units redeemed	(868)	(901)	(601,844)	(813,003)	(8,615,984)	(9,197,119)

Units, end of period	17,980	18,848	4,195,803	4,731,894	51,183,817	58,694,701

See accompanying notes.

46 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Mid Cap Growth Trust Series I		Mid Cap Growth Trust Series II		Mid Cap Index Trust Series I

	2021 (c)	2020	2021 (d)	2020	2021	2020

Income:

Dividend distributions received	$-	$-	$-	$-	$747,494	$1,133,971

Expenses:

Mortality and expense risk and administrative charges	(2,484,797)	(2,007,803)	(1,567,959)	(1,307,240)	(1,157,129)	(952,112)

Net investment income (loss)	(2,484,797)	(2,007,803)	(1,567,959)	(1,307,240)	(409,635)	181,859

Realized gains (losses) on investments:

Capital gain distributions received	47,956,959	20,449,383	28,935,265	12,805,016	4,608,413	7,533,083

Net realized gain (loss)	9,680,256	5,336,246	9,032,782	3,130,804	1,579,392	(1,861,080)

Realized gains (losses)	57,637,215	25,785,629	37,968,047	15,935,820	6,187,805	5,672,003

Unrealized appreciation (depreciation) during the period	(50,833,441)	51,060,803	(34,382,868)	27,578,659	11,717,437	3,048,095

Net increase (decrease) in net assets from operations	4,318,977	74,838,629	2,017,220	42,207,239	17,495,607	8,901,957

Changes from principal transactions:

Purchase payments	106,410	205,794	149,751	131,399	93,538	120,611

Transfers between sub-accounts and the company	(2,123,924)	(11,623,546)	(5,971,654)	(4,216,917)	(4,067,954)	(3,756,770)

Withdrawals	(16,675,452)	(12,647,958)	(9,609,505)	(7,553,541)	(7,928,712)	(7,342,819)

Annual contract fee	(448,218)	(441,033)	(281,499)	(258,970)	(224,542)	(217,604)

Net increase (decrease) in net assets from principal transactions	(19,141,184)	(24,506,743)	(15,712,907)	(11,898,029)	(12,127,670)	(11,196,582)

Total increase (decrease) in net assets	(14,822,207)	50,331,886	(13,695,687)	30,309,210	5,367,937	(2,294,625)

Net assets at beginning of period	181,366,030	131,034,144	104,740,503	74,431,293	80,889,468	83,184,093

Net assets at end of period	$166,543,823	$181,366,030	$91,044,816	$104,740,503	$86,257,405	$80,889,468

	2021	2020	2021	2020	2021	2020

Units, beginning of period	2,648,100	3,149,775	1,291,521	1,491,827	1,643,618	1,882,040

Units issued	80,117	68,845	74,217	102,991	55,192	132,502

Units redeemed	(339,355)	(570,520)	(258,156)	(303,297)	(272,762)	(370,924)

Units, end of period	2,388,862	2,648,100	1,107,582	1,291,521	1,426,048	1,643,618

	(c) Renamed on October 1, 2021. Previously known as Mid Cap Stock Trust Series I. (d) Renamed on October 1, 2021. Previously known as Mid Cap Stock Trust Series II.

See accompanying notes.

47 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Mid Cap Index Trust Series II		Mid Value Trust Series I		Mid Value Trust Series II

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$410,613	$695,050	$427,338	$616,597	$372,935	$532,657

Expenses:

Mortality and expense risk and administrative charges	(988,219)	(791,030)	(652,737)	(536,667)	(767,818)	(591,808)

Net investment income (loss)	(577,606)	(95,980)	(225,399)	79,930	(394,883)	(59,151)

Realized gains (losses) on investments:

Capital gain distributions received	3,344,437	5,237,555	2,078,290	875,711	2,237,177	852,149

Net realized gain (loss)	1,357,131	(741,363)	645,334	(2,684,926)	602,902	(3,082,537)

Realized gains (losses)	4,701,568	4,496,192	2,723,624	(1,809,215)	2,840,079	(2,230,388)

Unrealized appreciation (depreciation) during the period	8,048,202	594,760	6,535,347	4,612,166	6,334,116	4,580,256

Net increase (decrease) in net assets from operations	12,172,164	4,994,972	9,033,572	2,882,881	8,779,312	2,290,717

Changes from principal transactions:

Purchase payments	52,126	58,384	38,528	56,365	151,236	184,933

Transfers between sub-accounts and the company	(351,482)	(2,800,292)	(1,834,396)	(1,125,217)	3,964,467	(1,435,860)

Withdrawals	(5,856,354)	(5,222,939)	(3,635,218)	(3,248,757)	(4,855,631)	(3,166,843)

Annual contract fee	(189,211)	(171,556)	(103,038)	(102,641)	(145,778)	(121,121)

Net increase (decrease) in net assets from principal transactions	(6,344,921)	(8,136,403)	(5,534,124)	(4,420,250)	(885,706)	(4,538,891)

Total increase (decrease) in net assets	5,827,243	(3,141,431)	3,499,448	(1,537,369)	7,893,606	(2,248,174)

Net assets at beginning of period	56,972,187	60,113,618	41,568,753	43,106,122	40,897,490	43,145,664

Net assets at end of period	$62,799,430	$56,972,187	$45,068,201	$41,568,753	$48,791,096	$40,897,490

	2021	2020	2021	2020	2021	2020

Units, beginning of period	1,252,032	1,468,191	1,068,768	1,197,829	1,122,366	1,272,276

Units issued	63,048	31,741	72,972	31,130	219,896	41,216

Units redeemed	(177,411)	(247,900)	(195,046)	(160,191)	(238,618)	(191,126)

Units, end of period	1,137,669	1,252,032	946,694	1,068,768	1,103,644	1,122,366

See accompanying notes.

48 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Money Market Trust Series I		Money Market Trust Series II		Money Market Trust Series NAV

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$656	$70,323	$2,900	$259,321	$140	$14,928

Expenses:

Mortality and expense risk and administrative charges	(272,319)	(316,409)	(1,199,124)	(1,489,882)	(61,925)	(67,297)

Net investment income (loss)	(271,663)	(246,086)	(1,196,224)	(1,230,561)	(61,785)	(52,369)

Realized gains (losses) on investments:

Capital gain distributions received	-	-	-	-	-	-

Net realized gain (loss)	-	-	-	-	-	-

Realized gains (losses)	-	-	-	-	-	-

Unrealized appreciation (depreciation) during the period	2	(2)	1	1	2	(1)

Net increase (decrease) in net assets from operations	(271,661)	(246,088)	(1,196,223)	(1,230,560)	(61,783)	(52,370)

Changes from principal transactions:

Purchase payments	-	-	-	-	-	-

Transfers between sub-accounts and the company	(1,472,607)	(1,493,270)	(4,078,233)	(2,994,277)	(139,275)	44,056

Withdrawals	(1,264,993)	(1,305,746)	(12,970,548)	(13,914,531)	(241,604)	(285,215)

Annual contract fee	(96,634)	(88,096)	(998,833)	(1,178,687)	(23,708)	(27,817)

Net increase (decrease) in net assets from principal transactions	(2,834,234)	(2,887,112)	(18,047,614)	(18,087,495)	(404,587)	(268,976)

Total increase (decrease) in net assets	(3,105,895)	(3,133,200)	(19,243,837)	(19,318,055)	(466,370)	(321,346)

Net assets at beginning of period	20,396,038	23,529,238	91,727,925	111,045,980	4,323,622	4,644,968

Net assets at end of period	$17,290,143	$20,396,038	$72,484,088	$91,727,925	$3,857,252	$4,323,622

	2021	2020	2021	2020	2021	2020

Units, beginning of period	1,418,386	1,613,238	8,150,195	9,749,906	354,177	375,823

Units issued	66,165	16,249	458,796	345,073	13,620	17,429

Units redeemed	(276,091)	(211,101)	(2,076,443)	(1,944,784)	(46,862)	(39,075)

Units, end of period	1,208,460	1,418,386	6,532,548	8,150,195	320,935	354,177

See accompanying notes.

49 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Opportunistic Fixed Income Trust Series I		Opportunistic Fixed Income Trust Series II		PIMCO All Asset

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$607,309	$868,455	$1,320,237	$1,872,775	$728,556	$308,370

Expenses:

Mortality and expense risk and administrative charges	(324,248)	(328,692)	(794,407)	(773,020)	(105,826)	(103,515)

Net investment income (loss)	283,061	539,763	525,830	1,099,755	622,730	204,855

Realized gains (losses) on investments:

Capital gain distributions received	828,936	-	1,939,615	-	-	-

Net realized gain (loss)	163,753	28,910	586,396	(1,560)	158,330	(139,858)

Realized gains (losses)	992,689	28,910	2,526,011	(1,560)	158,330	(139,858)

Unrealized appreciation (depreciation) during the period	(2,049,020)	2,008,247	(4,964,507)	4,119,927	152,451	233,994

Net increase (decrease) in net assets from operations	(773,270)	2,576,920	(1,912,666)	5,218,122	933,511	298,991

Changes from principal transactions:

Purchase payments	50,715	36,488	361,021	38,024	62,666	-

Transfers between sub-accounts and the company	544,311	315,082	4,945,169	(536,570)	(459,599)	(658,298)

Withdrawals	(2,242,940)	(1,853,926)	(5,624,055)	(5,693,484)	(998,973)	(467,548)

Annual contract fee	(29,268)	(32,849)	(172,427)	(187,166)	(16,243)	(17,671)

Net increase (decrease) in net assets from principal transactions	(1,677,182)	(1,535,205)	(490,292)	(6,379,196)	(1,412,149)	(1,143,517)

Total increase (decrease) in net assets	(2,450,452)	1,041,715	(2,402,958)	(1,161,074)	(478,638)	(844,526)

Net assets at beginning of period	23,520,323	22,478,608	52,730,773	53,891,847	7,004,238	7,848,764

Net assets at end of period	$21,069,871	$23,520,323	$50,327,815	$52,730,773	$6,525,600	$7,004,238

	2021	2020	2021	2020	2021	2020

Units, beginning of period	672,682	722,008	2,390,243	2,737,227	309,023	367,008

Units issued	63,139	60,384	323,092	375,291	11,290	3,878

Units redeemed	(108,013)	(109,710)	(351,528)	(722,275)	(68,710)	(61,863)

Units, end of period	627,808	672,682	2,361,807	2,390,243	251,603	309,023

See accompanying notes.

50 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Real Estate Securities Trust Series I		Real Estate Securities Trust Series II		Science & Technology Trust Series I

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$419,503	$495,888	$424,495	$498,129	$-	$-

Expenses:

Mortality and expense risk and administrative charges	(431,172)	(377,312)	(501,288)	(436,355)	(2,038,063)	(1,666,199)

Net investment income (loss)	(11,669)	118,576	(76,793)	61,774	(2,038,063)	(1,666,199)

Realized gains (losses) on investments:

Capital gain distributions received	-	2,951,775	-	3,284,785	26,831,785	12,144,958

Net realized gain (loss)	2,009,307	1,172,928	2,131,056	1,268,257	11,655,697	6,736,204

Realized gains (losses)	2,009,307	4,124,703	2,131,056	4,553,042	38,487,482	18,881,162

Unrealized appreciation (depreciation) during the period	8,656,077	(6,656,852)	9,558,011	(7,518,234)	(26,949,748)	34,701,432

Net increase (decrease) in net assets from operations	10,653,715	(2,413,573)	11,612,274	(2,903,418)	9,499,671	51,916,395

Changes from principal transactions:

Purchase payments	57,610	39,521	46,991	39,845	145,531	167,461

Transfers between sub-accounts and the company	(346,303)	(1,212,926)	1,283,413	(1,807,118)	(4,922,005)	(4,379,660)

Withdrawals	(3,230,332)	(1,666,765)	(2,460,801)	(2,670,293)	(12,372,869)	(10,116,337)

Annual contract fee	(43,205)	(46,212)	(85,216)	(87,771)	(208,393)	(210,546)

Net increase (decrease) in net assets from principal transactions	(3,562,230)	(2,886,382)	(1,215,613)	(4,525,337)	(17,357,736)	(14,539,082)

Total increase (decrease) in net assets	7,091,485	(5,299,955)	10,396,661	(7,428,755)	(7,858,065)	37,377,313

Net assets at beginning of period	25,286,898	30,586,853	27,194,781	34,623,536	139,241,692	101,864,379

Net assets at end of period	$32,378,383	$25,286,898	$37,591,442	$27,194,781	$131,383,627	$139,241,692

	2021	2020	2021	2020	2021	2020

Units, beginning of period	422,779	475,800	624,222	729,668	1,919,986	2,201,413

Units issued	22,468	17,423	148,953	55,749	101,286	184,333

Units redeemed	(71,810)	(70,444)	(173,793)	(161,195)	(324,955)	(465,760)

Units, end of period	373,437	422,779	599,382	624,222	1,696,317	1,919,986

See accompanying notes.

51 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Science & Technology Trust Series II		Select Bond Trust Series I		Select Bond Trust Series II

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$-	$-	$4,678,642	$4,866,453	$9,331,827	$10,305,383

Expenses:

Mortality and expense risk and administrative charges	(1,096,083)	(879,495)	(1,537,465)	(1,463,162)	(5,336,747)	(5,535,549)

Net investment income (loss)	(1,096,083)	(879,495)	3,141,177	3,403,291	3,995,080	4,769,834

Realized gains (losses) on investments:

Capital gain distributions received	14,623,969	6,445,636	788,901	-	1,693,530	-

Net realized gain (loss)	4,686,664	3,989,285	737,328	364,314	1,576,843	8,688,259

Realized gains (losses)	19,310,633	10,434,921	1,526,229	364,314	3,270,373	8,688,259

Unrealized appreciation (depreciation) during the period	(13,748,754)	15,867,868	(8,131,832)	8,131,154	(17,708,198)	12,717,320

Net increase (decrease) in net assets from operations	4,465,796	25,423,294	(3,464,426)	11,898,759	(10,442,745)	26,175,413

Changes from principal transactions:

Purchase payments	67,429	89,355	12,269	31,167	136,940	114,059

Transfers between sub-accounts and the company	(5,087,840)	446,763	18,068,068	5,518,680	31,943,257	28,282,249

Withdrawals	(4,847,070)	(3,751,689)	(15,663,540)	(13,324,694)	(39,877,137)	(42,744,819)

Annual contract fee	(232,618)	(192,584)	(1,038,363)	(1,132,138)	(1,743,737)	(2,150,889)

Net increase (decrease) in net assets from principal transactions	(10,100,099)	(3,408,155)	1,378,434	(8,906,985)	(9,540,677)	(16,499,400)

Total increase (decrease) in net assets	(5,634,303)	22,015,139	(2,085,992)	2,991,774	(19,983,422)	9,676,013

Net assets at beginning of period	71,737,232	49,722,093	171,838,710	168,846,936	378,742,067	369,066,054

Net assets at end of period	$66,102,929	$71,737,232	$169,752,718	$171,838,710	$358,758,645	$378,742,067

	2021	2020	2021	2020	2021	2020

Units, beginning of period	864,591	929,263	10,572,429	11,230,425	25,399,718	26,548,850

Units issued	105,503	232,349	1,205,248	1,627,143	5,243,660	21,215,110

Units redeemed	(219,327)	(297,021)	(1,119,471)	(2,285,139)	(5,879,191)	(22,364,242)

Units, end of period	750,767	864,591	10,658,206	10,572,429	24,764,187	25,399,718

See accompanying notes.

52 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Short Term Government Income Trust Series I		Short Term Government Income Trust Series II		Small Cap Index Trust Series I

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$356,516	$392,664	$283,855	$386,969	$77,468	$143,471

Expenses:

Mortality and expense risk and administrative charges	(322,323)	(348,896)	(326,126)	(400,969)	(215,164)	(159,442)

Net investment income (loss)	34,193	43,768	(42,271)	(14,000)	(137,696)	(15,971)

Realized gains (losses) on investments:

Capital gain distributions received	-	-	-	-	962,350	744,821

Net realized gain (loss)	(20,521)	(54,967)	(76,501)	428,071	718,926	(57,061)

Realized gains (losses)	(20,521)	(54,967)	(76,501)	428,071	1,681,276	687,760

Unrealized appreciation (depreciation) during the period	(673,626)	480,595	(578,885)	(60,337)	99,982	1,146,843

Net increase (decrease) in net assets from operations	(659,954)	469,396	(697,657)	353,734	1,643,562	1,818,632

Changes from principal transactions:

Purchase payments	41,077	138,674	31,706	22,027	23,776	34,050

Transfers between sub-accounts and the company	693,882	943,837	(326,301)	13,198,375	(463,473)	(324,596)

Withdrawals	(2,333,969)	(2,636,943)	(5,410,598)	(9,226,436)	(802,860)	(590,435)

Annual contract fee	(34,717)	(40,952)	(51,068)	(73,101)	(32,033)	(27,084)

Net increase (decrease) in net assets from principal transactions	(1,633,727)	(1,595,384)	(5,756,261)	3,920,865	(1,274,590)	(908,065)

Total increase (decrease) in net assets	(2,293,681)	(1,125,988)	(6,453,918)	4,274,599	368,972	910,567

Net assets at beginning of period	21,912,441	23,038,429	24,221,853	19,947,254	12,812,880	11,902,313

Net assets at end of period	$19,618,760	$21,912,441	$17,767,935$	24,221,853	$13,181,852$	12,812,880

	2021	2020	2021	2020	2021	2020

Units, beginning of period	1,747,177	1,869,108	2,003,023	1,683,089	306,083	333,681

Units issued	319,502	436,541	763,278	2,011,877	33,494	13,727

Units redeemed	(451,498)	(558,472)	(1,243,557)	(1,691,943)	(60,972)	(41,325)

Units, end of period	1,615,181	1,747,177	1,522,744	2,003,023	278,605	306,083

See accompanying notes.

53 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Cap Index Trust Series II		Small Cap Opportunities Trust Series I		Small Cap Opportunities Trust Series II

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$121,078	$304,463	$165,801	$180,943	$84,402	$107,646

Expenses:

Mortality and expense risk and administrative charges	(514,504)	(403,069)	(519,795)	(385,835)	(457,317)	(328,158)

Net investment income (loss)	(393,426)	(98,606)	(353,994)	(204,892)	(372,915)	(220,512)

Realized gains (losses) on investments:

Capital gain distributions received	2,229,496	1,822,232	715,087	1,495,806	580,062	1,215,087

Net realized gain (loss)	1,470,834	268,388	492,164	(1,748,266)	595,470	(1,508,348)

Realized gains (losses)	3,700,330	2,090,620	1,207,251	(252,460)	1,175,532	(293,261)

Unrealized appreciation (depreciation) during the period	456,186	2,353,665	7,730,709	2,420,411	5,925,506	2,117,508

Net increase (decrease) in net assets from operations	3,763,090	4,345,679	8,583,966	1,963,059	6,728,123	1,603,735

Changes from principal transactions:

Purchase payments	56,585	81,269	45,745	66,138	57,044	20,356

Transfers between sub-accounts and the company	(26,771)	(1,474,604)	(574,730)	(785,686)	464,686	(574,100)

Withdrawals	(3,259,677)	(2,217,148)	(3,148,924)	(2,520,468)	(3,261,232)	(2,389,411)

Annual contract fee	(125,304)	(107,971)	(64,379)	(60,719)	(88,951)	(74,315)

Net increase (decrease) in net assets from principal transactions	(3,355,167)	(3,718,454)	(3,742,288)	(3,300,735)	(2,828,453)	(3,017,470)

Total increase (decrease) in net assets	407,923	627,225	4,841,678	(1,337,676)	3,899,670	(1,413,735)

Net assets at beginning of period	30,199,582	29,572,357	30,659,341	31,997,017	24,278,222	25,691,957

Net assets at end of period	$30,607,505	$30,199,582	$35,501,019	$30,659,341	$28,177,892	$24,278,222

	2021	2020	2021	2020	2021	2020

Units, beginning of period	717,999	824,184	677,163	765,207	572,963	656,858

Units issued	63,328	30,746	67,717	35,395	138,739	36,565

Units redeemed	(133,986)	(136,931)	(138,141)	(123,439)	(194,553)	(120,460)

Units, end of period	647,341	717,999	606,739	677,163	517,149	572,963

See accompanying notes.

54 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Cap Stock Trust Series I		Small Cap Stock Trust Series II		Small Cap Value Trust Series I

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$-	$-	$-	$-	$3,276	$5,626

Expenses:

Mortality and expense risk and administrative charges	(9,930)	(7,831)	(540,940)	(448,116)	(6,262)	(4,825)

Net investment income (loss)	(9,930)	(7,831)	(540,940)	(448,116)	(2,986)	801

Realized gains (losses) on investments:

Capital gain distributions received	161,006	116,693	5,418,223	3,955,282	5,577	62,464

Net realized gain (loss)	17,094	13,394	917,180	(256,908)	(30,775)	(44,108)

Realized gains (losses)	178,100	130,087	6,335,403	3,698,374	(25,198)	18,356

Unrealized appreciation (depreciation) during the period	(165,753)	291,252	(5,862,841)	9,278,715	177,402	(69,638)

Net increase (decrease) in net assets from operations	2,417	413,508	(68,378)	12,528,973	149,218	(50,481)

Changes from principal transactions:

Purchase payments	-	-	32,317	57,731	-	-

Transfers between sub-accounts and the company	(134,012)	8,014	(1,899,126)	(3,440,036)	(65,906)	24,442

Withdrawals	(14,742)	(50,493)	(4,286,401)	(2,599,509)	(16,799)	(97,021)

Annual contract fee	(277)	(242)	(81,535)	(78,656)	(96)	(103)

Net increase (decrease) in net assets from principal transactions	(149,031)	(42,721)	(6,234,745)	(6,060,470)	(82,801)	(72,682)

Total increase (decrease) in net assets	(146,614)	370,787	(6,303,123)	6,468,503	66,417	(123,163)

Net assets at beginning of period	1,195,763	824,976	38,273,324	31,804,821	615,774	738,937

Net assets at end of period	$1,049,149	$1,195,763	$31,970,201$	38,273,324	$682,191	$615,774

	2021	2020	2021	2020	2021	2020

Units, beginning of period	24,788	25,747	639,653	790,917	20,031	22,312

Units issued	1,303	1,543	72,047	69,455	503	3,380

Units redeemed	(4,371)	(2,502)	(173,565)	(220,719)	(2,758)	(5,661)

Units, end of period	21,720	24,788	538,135	639,653	17,776	20,031

See accompanying notes.

55 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Cap Value Trust Series II		Small Company Value Trust Series I		Small Company Value Trust Series II

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$78,742	$152,472	$117,598	$89,261	$48,598	$35,002

Expenses:

Mortality and expense risk and administrative charges	(374,744)	(275,824)	(587,650)	(472,151)	(601,901)	(491,685)

Net investment income (loss)	(296,002)	(123,352)	(470,052)	(382,890)	(553,303)	(456,683)

Realized gains (losses) on investments:

Capital gain distributions received	208,807	2,088,545	972,567	2,046,170	973,192	2,124,872

Net realized gain (loss)	(757,655)	(2,611,214)	(4,734,266)	(6,833,219)	(5,747,629)	(6,814,606)

Realized gains (losses)	(548,848)	(522,669)	(3,761,699)	(4,787,049)	(4,774,437)	(4,689,734)

Unrealized appreciation (depreciation) during the period	5,705,052	(1,672,587)	11,588,120	7,261,500	12,452,051	7,140,816

Net increase (decrease) in net assets from operations	4,860,202	(2,318,608)	7,356,369	2,091,561	7,124,311	1,994,399

Changes from principal transactions:

Purchase payments	21,551	25,229	35,022	76,008	107,331	34,932

Transfers between sub-accounts and the company	1,430,348	(394,211)	(1,564,017)	(1,264,885)	(1,363,322)	(1,039,371)

Withdrawals	(2,509,427)	(1,626,135)	(3,881,930)	(2,406,159)	(4,640,683)	(2,798,978)

Annual contract fee	(57,732)	(48,911)	(62,716)	(64,213)	(109,458)	(98,488)

Net increase (decrease) in net assets from principal transactions	(1,115,260)	(2,044,028)	(5,473,641)	(3,659,249)	(6,006,132)	(3,901,905)

Total increase (decrease) in net assets	3,744,942	(4,362,636)	1,882,728	(1,567,688)	1,118,179	(1,907,506)

Net assets at beginning of period	20,452,380	24,815,016	36,719,753	38,287,441	36,282,955	38,190,461

Net assets at end of period	$24,197,322	$20,452,380	$38,602,481	$36,719,753	$37,401,134	$36,282,955

	2021	2020	2021	2020	2021	2020

Units, beginning of period	656,693	727,481	681,333	765,198	861,340	972,522

Units issued	234,333	126,440	25,335	24,726	51,045	26,490

Units redeemed	(266,728)	(197,228)	(113,989)	(108,591)	(172,868)	(137,672)

Units, end of period	624,298	656,693	592,679	681,333	739,517	861,340

See accompanying notes.

56 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Strategic Income Opportunities Trust Series I		Strategic Income Opportunities Trust Series II		Total Bond Market Series Trust NAV

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$880,989	$434,509	$937,756	$421,633	$2,027,052	$2,035,467

Expenses:

Mortality and expense risk and administrative charges	(397,421)	(397,404)	(479,366)	(467,458)	(807,714)	(793,845)

Net investment income (loss)	483,568	37,105	458,390	(45,825)	1,219,338	1,241,622

Realized gains (losses) on investments:

Capital gain distributions received	-	-	-	-	-	-

Net realized gain (loss)	302,485	39,859	353,032	40,929	371,787	168,421

Realized gains (losses)	302,485	39,859	353,032	40,929	371,787	168,421

Unrealized appreciation (depreciation) during the period	(945,570)	1,669,654	(1,091,188)	1,736,879	(4,048,788)	4,019,879

Net increase (decrease) in net assets from operations	(159,517)	1,746,618	(279,766)	1,731,983	(2,457,663)	5,429,922

Changes from principal transactions:

Purchase payments	15,658	16,210	19,735	25,928	4,032	4,934

Transfers between sub-accounts and the company	857,492	(175,829)	2,796,293	(18,686)	8,225,375	4,557,666

Withdrawals	(2,308,320)	(2,378,458)	(3,153,118)	(2,453,839)	(8,578,518)	(7,958,444)

Annual contract fee	(34,055)	(39,740)	(71,897)	(82,065)	(719,748)	(787,607)

Net increase (decrease) in net assets from principal transactions	(1,469,225)	(2,577,817)	(408,987)	(2,528,662)	(1,068,859)	(4,183,451)

Total increase (decrease) in net assets	(1,628,742)	(831,199)	(688,753)	(796,679)	(3,526,522)	1,246,471

Net assets at beginning of period	27,225,509	28,056,708	29,989,703	30,786,382	92,430,582	91,184,111

Net assets at end of period	$25,596,767$	27,225,509	$29,300,950$	29,989,703	$88,904,060$	92,430,582

	2021	2020	2021	2020	2021	2020

Units, beginning of period	1,059,889	1,167,636	1,257,028	1,383,336	6,252,370	6,564,337

Units issued	90,834	36,237	178,509	131,240	638,016	1,068,799

Units redeemed	(151,694)	(143,984)	(196,906)	(257,548)	(707,161)	(1,380,766)

Units, end of period	999,029	1,059,889	1,238,631	1,257,028	6,183,225	6,252,370

See accompanying notes.

57 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Total Bond Market Trust Series II		Total Stock Market Index Trust Series I		Total Stock Market Index Trust Series II

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$1,204,896	$1,529,112	$548,083	$706,744	$386,557	$540,988

Expenses:

Mortality and expense risk and administrative charges	(942,301)	(984,406)	(748,305)	(601,042)	(713,814)	(568,303)

Net investment income (loss)	262,595	544,706	(200,222)	105,702	(327,257)	(27,315)

Realized gains (losses) on investments:

Capital gain distributions received	-	-	2,399,847	3,524,641	2,042,747	3,014,850

Net realized gain (loss)	551,844	2,412,284	2,035,589	843,167	3,265,608	2,302,867

Realized gains (losses)	551,844	2,412,284	4,435,436	4,367,808	5,308,355	5,317,717

Unrealized appreciation (depreciation) during the period	(3,375,958)	284,581	6,033,337	3,018,009	3,604,833	1,125,286

Net increase (decrease) in net assets from operations	(2,561,519)	3,241,571	10,268,551	7,491,519	8,585,931	6,415,688

Changes from principal transactions:

Purchase payments	31,019	58,189	266,058	28,675	416,823	30,630

Transfers between sub-accounts and the company	(4,974,427)	36,528,592	(356,078)	(1,284,193)	1,099,514	(1,099,653)

Withdrawals	(11,886,363)	(16,663,194)	(3,903,304)	(3,742,585)	(4,051,568)	(1,924,895)

Annual contract fee	(423,366)	(498,542)	(64,161)	(64,834)	(163,842)	(139,328)

Net increase (decrease) in net assets from principal transactions	(17,253,137)	19,425,045	(4,057,485)	(5,062,937)	(2,699,073)	(3,133,246)

Total increase (decrease) in net assets	(19,814,656)	22,666,616	6,211,066	2,428,582	5,886,858	3,282,442

Net assets at beginning of period	75,639,911	52,973,295	46,821,178	44,392,596	39,416,068	36,133,626

Net assets at end of period	$55,825,255	$75,639,911	$53,032,244	$46,821,178	$45,302,926	$39,416,068

	2021	2020	2021	2020	2021	2020

Units, beginning of period	5,470,526	4,043,213	1,310,418	1,485,619	885,065	967,269

Units issued	1,324,551	4,010,062	46,531	27,453	77,018	38,881

Units redeemed	(2,604,092)	(2,582,749)	(146,637)	(202,654)	(117,063)	(121,085)

Units, end of period	4,190,985	5,470,526	1,210,312	1,310,418	845,020	885,065

See accompanying notes.

58 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Ultra Short Term Bond Trust Series I		Ultra Short Term Bond Trust Series II		Value Opportunities

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$162,507	$209,284	$3,199,240	$4,115,145	$19,424	$28,221

Expenses:

Mortality and expense risk and administrative charges	(88,873)	(95,595)	(3,043,055)	(3,300,598)	(44,413)	(41,542)

Net investment income (loss)	73,634	113,689	156,185	814,547	(24,989)	(13,321)

Realized gains (losses) on investments:

Capital gain distributions received	-	-	-	-	796,868	187,027

Net realized gain (loss)	(41,816)	964	(2,240,666)	136,932	380,855	179,870

Realized gains (losses)	(41,816)	964	(2,240,666)	136,932	1,177,723	366,897

Unrealized appreciation (depreciation) during the period	(160,306)	(1,200)	(2,265,243)	(1,254,317)	(806,104)	134,335

Net increase (decrease) in net assets from operations	(128,488)	113,453	(4,349,724)	(302,838)	346,630	487,911

Changes from principal transactions:

Purchase payments	-	-	1,213,364	2,095,242	-	-

Transfers between sub-accounts and the company	321,985	7,351,836	159,433,691	225,669,128	(36,495)	(110,730)

Withdrawals	(4,020,021)	(4,569,079)	(207,344,921)	(208,673,763)	(564,121)	(292,265)

Annual contract fee	(81,905)	(85,062)	(1,487,950)	(1,478,317)	(8,315)	(9,351)

Net increase (decrease) in net assets from principal transactions	(3,779,941)	2,697,695	(48,185,816)	17,612,290	(608,931)	(412,346)

Total increase (decrease) in net assets	(3,908,429)	2,811,148	(52,535,540)	17,309,452	(262,301)	75,565

Net assets at beginning of period	12,300,488	9,489,340	233,365,661	216,056,209	3,036,733	2,961,168

Net assets at end of period	$8,392,059	$12,300,488	$180,830,121	$233,365,661	$2,774,432	$3,036,733

	2021	2020	2021	2020	2021	2020

Units, beginning of period	998,143	775,048	20,405,234	18,954,068	27,603	32,597

Units issued	453,025	1,043,271	19,516,263	21,148,553	185	121

Units redeemed	(761,432)	(820,176)	(23,754,912)	(19,697,387)	(4,238)	(5,115)

Units, end of period	689,736	998,143	16,166,585	20,405,234	23,550	27,603

See accompanying notes.

59 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

1. Organization

John Hancock Life Insurance Company (U.S.A.) Separate Account H (the “Account”) is a separate account established by John Hancock Life Insurance Company (U.S.A.) (the “Company”). The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended (the “Act”) and is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The Account consists of 103 active sub-accounts which are exclusively invested in a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust”), and 5 active sub-accounts that are invested in portfolios of other Non-affiliated Trusts (the “Non-affiliated Trusts”). The Trust and Non-affiliated Trusts are registered under the Act as an open-ended management investment company, commonly known as a mutual fund, which does not transact with the general public. The Account is a funding vehicle for the allocation of net premiums under variable annuity contracts (the “Contracts”) issued by the Company.

The Company is a stock life insurance company organized originally under the laws of the State of Maine in 1955 and later in 1992, the Company changed its state of domicile to the State of Michigan. The Company is an indirect, wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian based publicly traded life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

The Company is required to maintain assets in the Account with a total fair value of at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the Contracts are general corporate obligations of the Company.

In addition to the Account, certain contract owners may also allocate funds to the fixed account, which is part of the Company’s general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and the Company’s general account has not been registered as an investment company under the Investment Company Act of 1940. Net interfund transfers include transfers between separate and general accounts.

Each sub-account holds shares of a particular series (“Portfolio”) of a registered investment company. Sub-accounts that invest in Portfolios of the Trust may offer 4 classes of units to fund Contracts issued by the Company. These classes, Series I, Series II, Series III and Series NAV, represent an interest in the same Trust Portfolio, but in different classes of that Portfolio. Series I, Series II, Series III and Series NAV shares of the Trust Portfolio differ in the level of 12b-1 fees and other expenses assessed against the Portfolio’s assets.

As a result of a portfolio change, the following sub-accounts of the Account were renamed as follows:

Previous Name	New Name	Effective Date
Global Trust Series I	Global Equity Trust Series I	04/01/2021
Global Trust Series II	Global Equity Trust Series II	04/01/2021
Mid Cap Stock Trust Series I	Mid Cap Growth Trust Series I	10/01/2021
Mid Cap Stock Trust Series II	Mid Cap Growth Trust Series II	10/01/2021

Sub-accounts closed in 2021 are as follows:

Sub-accounts Closed	Effective Date
Lifestyle Aggressive Portfolio Series I	04/23/2021
Lifestyle Aggressive Portfolio Series II	04/23/2021
Managed Volatility Aggressive Portfolio Series I	04/23/2021
Managed Volatility Aggressive Portfolio Series II	04/23/2021

60 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

2. Significant Accounting Policies

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Valuation of Investments

Investments made in the Portfolios of the Trust, and of the Non-affiliated Trusts, are valued at fair value based on the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on a first-in, first-out basis.

Amounts Receivable/Payable

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios’ shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2021.

61 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

3. Federal Income Taxes

The Account does not file separate tax returns. The taxable income of the Account is consolidated with that of the Company within the consolidated federal tax return. Any tax contingencies arising from the taxable income generated by the Account is the responsibility of the Company and the Company holds any and all tax contingencies on its financial statements. The Company’s consolidated federal tax return for the years 2014 and 2015 are currently under examination by the Internal Revenue Service. The years from 2015 are also open for examination by the internal revenue service. The Account is not a party to the consolidated tax sharing agreement thus no amount of income taxes or tax contingencies are passed through to the Account. The legal form of the Account is not taxable in any state or foreign jurisdictions.

The income taxes topic of the FASB ASC establishes a minimum threshold for financial statement recognition of the benefit of positions taken, or expected to be taken, in filing tax returns (including whether the Account is taxable in certain jurisdictions). The topic requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as tax expense or benefit.

The Account complies with the provisions of FASB ASC Topic 740, Income Taxes. As of December 31, 2021, the Account did not have a liability for any uncertain tax positions. The Account recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations and Changes in Contract Owners’ Equity.

4. Transactions with Affiliates

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. John Hancock Investment Management Services, LLC (“JHIMS”), a Delaware limited liability company controlled by MFC, serves as investment adviser for the Trust.

John Hancock Distributors, LLC, a registered broker-dealer and wholly owned subsidiary of JHUSA, acts as the principle underwriter of the Contracts pursuant to a distribution agreement with the Company. Contracts are sold by registered representatives of either John Hancock Distributors, LLC or other broker-dealers having distribution agreements with John Hancock Distributors, LLC.

Certain officers of the Account are officers and directors of JHUSA or the Trust.

Contract charges, as described in Note 9, are paid to the Company.

62 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

5. Fair Value Measurements

ASC 820 “Fair Value Measurements and Disclosures” provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements. ASC 820 defines fair value as the value that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following ASC 820 guidance, the Account has categorized its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Account’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•	Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date.
•	Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.
•	Level 3 – Fair value measurements using significant non market observable inputs.

All of the Account’s sub-accounts’ investments in a Portfolio of the Trust were valued at the reported net asset value of the Portfolio and categorized as Level 1 as of December 31, 2021. The following table presents the Account’s assets that are measured at fair value on a recurring basis by fair value hierarchy level under ASC 820, as of December 31, 2021:

	Level 1	Level 2	Level 3	Total

Mutual Funds

Affiliated	$26,864,114,235	-	-	26,864,114,235

Non-Affiliated	$27,700,642	-	-	27,700,642

Total	$26,891,814,877	-	-	26,891,814,877

Assets owned by the Account are primarily open-ended mutual fund investments issued by the Trust. These are classified within Level 1, as fair values of the underlying funds are based upon reported net asset values (“NAV”), which represent the values at which each sub-account can redeem its investments.

Changes in valuation techniques may result in transfer in or out of an assigned level within the disclosure hierarchy. Transfers between investment levels may occur as the availability of a price source or data used in an investment’s valuation changes. Transfers between investment levels are recognized at the beginning of the reporting period. There have been no transfers between any level of fair value measurements during the period ended December 31, 2021.

63 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

6. Purchases and Sales of Investments

The cost of purchases including reinvestment of dividend distributions and proceeds from the sales of investments in the Portfolios of the Trust and Non-affiliated Trusts during 2021 were as follows:

Sub-Account	Purchases	Sales
500 Index Fund Series I	$16,514,823	$21,493,658
500 Index Fund Series II	14,331,043	14,157,394
500 Index Fund Series NAV	12,582,190	39,128,639
Active Bond Trust Series I	3,218,303	3,950,641
Active Bond Trust Series II	21,323,683	24,636,409
American Asset Allocation Trust Series I	12,599,096	16,650,196
American Asset Allocation Trust Series II	65,848,398	161,216,343
American Asset Allocation Trust Series III	9,535,632	15,391,366
American Global Growth Trust Series II	14,090,049	32,593,601
American Global Growth Trust Series III	2,102,666	4,119,047
American Growth Trust Series II	52,829,848	127,763,747
American Growth Trust Series III	7,664,232	17,512,346
American Growth-Income Trust Series I	8,516,904	19,458,545
American Growth-Income Trust Series II	30,147,419	101,155,452
American Growth-Income Trust Series III	13,314,333	38,872,946
American International Trust Series II	27,528,265	40,214,321
American International Trust Series III	3,891,629	4,466,068
Basic Value Focus	604,584	720,556
Blue Chip Growth Trust Series I	43,486,410	44,449,447
Blue Chip Growth Trust Series II	23,757,368	30,105,439
Capital Appreciation Trust Series I	34,556,427	32,721,080
Capital Appreciation Trust Series II	22,337,064	21,168,783
Capital Appreciation Value Trust Series II	43,650,651	55,687,430
Core Bond Trust Series I	7,977,256	9,063,519
Core Bond Trust Series II	8,502,097	15,871,683
Disciplined Value International Trust Series I	2,499,993	7,737,679
Disciplined Value International Trust Series II	2,940,002	7,476,937
DWS Equity 500 Index	710,374	1,941,233
Emerging Markets Value Trust Series II	5,264,830	7,547,483
Emerging Markets Value Trust Series NAV	59,929	361,919
Equity Income Trust Series I	12,207,768	26,713,948
Equity Income Trust Series II	11,827,588	22,500,581
Financial Industries Trust Series I	2,952,734	3,259,862
Financial Industries Trust Series II	5,729,982	5,115,379
Fundamental All Cap Core Trust Series II	9,005,882	9,148,790
Fundamental Large Cap Value Trust Series I	29,880,266	32,466,349
Fundamental Large Cap Value Trust Series II	29,907,099	36,371,859
Global Allocation	40,957	4,186
Global Equity Trust Series I (a)	585,994	39,695,338
Global Equity Trust Series II (b)	837,985	3,986,887
Health Sciences Trust Series I	8,269,645	9,869,244
Health Sciences Trust Series II	11,332,306	19,184,739
High Yield Trust Series I	7,394,711	9,245,662
High Yield Trust Series II	11,398,144	10,126,045
International Equity Index Series I	3,116,393	2,582,218
International Equity Index Series II	2,456,854	2,689,875
International Equity Index Series NAV	588,555	1,308,031
International Small Company Trust Series I	1,379,501	2,995,311
International Small Company Trust Series II	1,337,228	3,485,718

64 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

6. Purchases and Sales of Investments  (continued):

Sub-Account	Purchases	Sales
Investment Quality Bond Trust Series I	$16,882,452	$18,039,904
Investment Quality Bond Trust Series II	11,892,173	15,759,559
Lifestyle Aggressive Portfolio Series I (c)	458,408	2,186,952
Lifestyle Aggressive Portfolio Series II (c)	1,170,218	6,930,337
Lifestyle Balanced Portfolio Series I	7,621,005	5,260,490
Lifestyle Balanced Portfolio Series II	131,193,932	115,966,678
Lifestyle Conservative Portfolio Series I	6,314,576	4,621,448
Lifestyle Conservative Portfolio Series II	57,691,745	57,741,332
Lifestyle Growth Portfolio Series I	31,824,597	28,158,919
Lifestyle Growth Portfolio Series II	530,237,618	796,656,896
Lifestyle Growth Portfolio Series NAV	577,032	593,341
Lifestyle Moderate Portfolio Series I	4,002,141	2,641,903
Lifestyle Moderate Portfolio Series II	41,709,445	47,114,096
Managed Volatility Aggressive Portfolio Series I (c)	100,398	34,253,661
Managed Volatility Aggressive Portfolio Series II (c)	239,935	59,520,478
Managed Volatility Balanced Portfolio Series I	10,980,191	46,845,146
Managed Volatility Balanced Portfolio Series II	102,011,597	669,937,284
Managed Volatility Conservative Portfolio Series I	3,400,903	14,189,173
Managed Volatility Conservative Portfolio Series II	33,478,216	143,221,299
Managed Volatility Growth Portfolio Series I	42,820,050	48,573,239
Managed Volatility Growth Portfolio Series II	170,001,937	987,456,455
Managed Volatility Growth Portfolio Series NAV	9,997	25,715
Managed Volatility Moderate Portfolio Series I	4,742,677	18,392,246
Managed Volatility Moderate Portfolio Series II	42,854,329	204,092,445
Mid Cap Growth Trust Series I (d)	53,055,996	26,725,017
Mid Cap Growth Trust Series II (e)	34,975,722	23,321,323
Mid Cap Index Trust Series I	8,317,089	16,245,981
Mid Cap Index Trust Series II	6,635,949	10,214,038
Mid Value Trust Series I	5,738,680	9,419,913
Mid Value Trust Series II	11,043,960	10,087,373
Money Market Trust Series I	824,856	3,930,752
Money Market Trust Series II	3,178,186	22,422,023
Money Market Trust Series NAV	160,486	626,856
Opportunistic Fixed Income Trust Series I	3,518,959	4,084,147
Opportunistic Fixed Income Trust Series II	10,213,718	8,238,566
PIMCO All Asset	1,003,444	1,792,863
Real Estate Securities Trust Series I	2,128,312	5,702,210
Real Estate Securities Trust Series II	7,165,603	8,458,008
Science & Technology Trust Series I	32,832,987	25,396,999
Science & Technology Trust Series II	23,091,662	19,663,875
Select Bond Trust Series I	24,557,397	19,248,884
Select Bond Trust Series II	84,006,177	87,858,244
Short Term Government Income Trust Series I	4,240,358	5,839,893
Short Term Government Income Trust Series II	9,332,890	15,131,420
Small Cap Index Trust Series I	2,617,819	3,067,753
Small Cap Index Trust Series II	5,158,567	6,677,662
Small Cap Opportunities Trust Series I	4,553,687	7,934,882
Small Cap Opportunities Trust Series II	7,594,943	10,216,250
Small Cap Stock Trust Series I	224,650	222,605
Small Cap Stock Trust Series II	9,814,680	11,172,142
Small Cap Value Trust Series I	27,381	107,590
Small Cap Value Trust Series II	8,603,723	9,806,180

65 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

6. Purchases and Sales of Investments  (continued):

Sub-Account	Purchases	Sales
Small Company Value Trust Series I	$2,630,959	$7,602,085
Small Company Value Trust Series II	3,121,370	8,707,611
Strategic Income Opportunities Trust Series I	3,176,592	4,162,250
Strategic Income Opportunities Trust Series II	5,093,545	5,044,142
Total Bond Market Series Trust NAV	11,136,889	10,986,410
Total Bond Market Trust Series II	16,925,118	33,915,660
Total Stock Market Index Trust Series I	4,767,846	6,625,703
Total Stock Market Index Trust Series II	5,529,649	6,513,232
Ultra Short Term Bond Trust Series I	5,680,732	9,387,040
Ultra Short Term Bond Trust Series II	210,757,590	258,787,222
Value Opportunities	832,121	669,173

(a)	Renamed on April 1, 2021. Previously known as Global Trust Series I.

(b)	Renamed on April 1, 2021. Previously known as Global Trust Series II.

(c)	Terminated as an investment option on April 23, 2021. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(d)	Renamed on October 1, 2021. Previously known as Mid Cap Stock Trust Series I.

(e)	Renamed on October 1, 2021. Previously known as Mid Cap Stock Trust Series II.

66 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

7. Unit Values

A summary of unit values and units outstanding for variable annuity contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

500 Index Fund Series I(*)	2021	4,042	$ 47.17 to $ 41.30	$ 174,547	1.90 % to 0.45%	1.32%	27.72 % to 25.88%
	2020	4,339	36.94 to 32.81	148,171	1.90 to 0.45	1.80	17.58 to 15.88
	2019	4,843	31.41 to 28.31	142,077	1.90 to 0.45	1.66	30.47 to 28.59
	2018	5,483	24.08 to 22.02	124,393	1.90 to 0.45	1.30	-5.12 to -6.50
	2017	6,105	25.38 to 23.55	147,484	1.90 to 0.45	1.66	20.98 to 19.24

500 Index Fund Series II(*)	2021	1,921	46.31 to 39.99	76,883	2.05 to 0.45	1.14	27.46 to 25.44
	2020	1,953	36.33 to 31.88	63,007	2.05 to 0.45	1.59	17.30 to 15.43
	2019	2,243	30.97 to 27.62	62,608	2.05 to 0.45	1.51	30.24 to 28.17
	2018	2,418	23.78 to 21.55	52,639	2.05 to 0.45	1.13	-5.31 to -6.83
	2017	2,586	25.12 to 23.13	60,261	2.05 to 0.45	1.50	20.74 to 18.83

500 Index Fund Series NAV(*)	2021	4,633	45.89 to 38.36	206,968	2.05 to 0.80	1.33	27.33 to 25.75
	2020	5,504	36.04 to 30.50	193,699	2.05 to 0.80	1.82	17.19 to 15.73
	2019	6,220	30.75 to 26.36	187,147	2.05 to 0.80	1.69	30.11 to 28.50
	2018	7,468	23.63 to 20.51	173,126	2.05 to 0.80	1.31	-5.41 to -6.59
	2017	8,459	24.98 to 21.96	207,675	2.05 to 0.80	1.69	20.58 to 19.08

Active Bond Trust Series I(*)	2021	1,043	26.03 to 20.44	22,966	1.90 to 0.45	3.21	-1.02 to -2.44
	2020	1,111	26.30 to 20.95	24,963	1.90 to 0.45	2.90	8.30 to 6.74
	2019	1,212	24.28 to 19.63	25,396	1.90 to 0.45	2.69	8.76 to 7.20
	2018	1,322	22.32 to 18.31	25,739	1.90 to 0.45	3.10	-1.05 to -2.48
	2017	1,451	22.56 to 18.77	28,904	1.90 to 0.45	3.43	4.37 to 2.88

Active Bond Trust Series II(*)	2021	6,003	19.28 to 14.15	123,998	2.05 to 1.00	2.99	-1.76 to -2.79
	2020	6,337	19.84 to 14.41	134,054	2.05 to 1.00	2.78	7.48 to 6.36
	2019	6,290	18.65 to 13.40	124,667	2.05 to 1.00	2.53	7.94 to 6.81
	2018	6,520	17.46 to 12.42	120,639	2.05 to 1.00	2.89	-1.79 to -2.82
	2017	7,619	17.97 to 12.64	144,487	2.05 to 1.00	3.21	3.59 to 2.51

American Asset Allocation Trust Series I(*)	2021	4,219	32.70 to 26.43	119,879	1.90 to 0.45	1.56	14.19 to 12.55
	2020	4,605	28.64 to 23.49	115,923	1.90 to 0.45	1.35	11.51 to 9.91
	2019	4,963	25.68 to 21.37	113,208	1.90 to 0.45	1.34	20.24 to 18.50
	2018	5,496	21.36 to 18.03	104,975	1.90 to 0.45	1.57	-5.34 to -6.71
	2017	6,072	22.56 to 19.33	123,761	1.90 to 0.45	1.17	15.27 to 13.62

American Asset Allocation Trust Series II(*)	2021	31,404	27.85 to 25.45	855,187	2.05 to 1.00	1.42	13.47 to 12.29
	2020	36,881	24.54 to 22.67	888,734	2.05 to 1.00	1.24	10.80 to 9.64
	2019	41,211	22.15 to 20.67	900,004	2.05 to 1.00	1.22	19.47 to 18.22
	2018	47,315	18.54 to 17.49	868,429	2.05 to 1.00	1.47	-6.01 to -7.00
	2017	54,127	19.73 to 18.80	1,061,204	2.05 to 1.00	1.07	14.54 to 13.35

American Asset Allocation Trust Series III(*)	2021	3,771	34.33 to 30.93	127,779	1.55 to 0.80	1.88	14.15 to 13.30
	2020	4,203	30.07 to 27.30	124,838	1.55 to 0.80	1.70	11.55 to 10.71
	2019	4,588	26.96 to 24.66	122,259	1.55 to 0.80	1.67	20.19 to 19.30
	2018	5,240	22.43 to 20.67	116,316	1.55 to 0.80	1.91	-5.39 to -6.10
	2017	5,984	23.71 to 22.01	140,567	1.55 to 0.80	1.50	15.33 to 14.47

American Global Growth Trust Series II(*)	2021	4,198	39.01 to 35.26	158,586	2.05 to 1.00	0.00	14.77 to 13.57
	2020	4,896	33.99 to 31.05	161,922	2.05 to 1.00	0.07	28.51 to 27.16
	2019	5,857	26.45 to 24.42	151,504	2.05 to 1.00	0.54	33.32 to 31.93
	2018	6,911	19.84 to 18.51	134,638	2.05 to 1.00	0.57	-10.37 to -11.31
	2017	7,936	22.14 to 20.87	173,375	2.05 to 1.00	0.17	29.62 to 28.27

American Global Growth Trust Series III(*)	2021	721	46.62 to 42.01	33,062	1.55 to 0.80	0.00	15.48 to 14.62
	2020	804	40.37 to 36.65	31,935	1.55 to 0.80	0.06	29.40 to 28.43
	2019	967	31.20 to 28.54	29,730	1.55 to 0.80	0.96	34.10 to 33.10
	2018	1,174	23.27 to 21.44	26,969	1.55 to 0.80	1.00	-9.77 to -10.45
	2017	1,253	25.79 to 23.94	31,918	1.55 to 0.80	0.56	30.30 to 29.33

American Growth Trust Series II(*)	2021	7,668	112.67 to 83.58	639,183	2.05 to 0.45	0.31	20.94 to 19.02
	2020	9,063	93.16 to 70.22	631,754	2.05 to 0.45	0.08	50.77 to 48.38
	2019	11,474	61.79 to 47.32	535,195	2.05 to 0.45	0.73	29.61 to 27.55
	2018	13,671	47.67 to 37.10	495,562	2.05 to 0.45	0.30	-1.16 to -2.74
	2017	16,059	48.23 to 38.15	595,655	2.05 to 0.45	0.27	27.17 to 25.15

American Growth Trust Series III(*)	2021	1,674	64.36 to 57.99	105,964	1.55 to 0.80	0.71	21.03 to 20.12
	2020	1,954	53.18 to 48.28	102,290	1.55 to 0.80	0.08	50.77 to 49.64
	2019	2,594	35.27 to 32.26	90,208	1.55 to 0.80	1.17	29.76 to 28.79
	2018	3,093	27.18 to 25.05	82,982	1.55 to 0.80	0.71	-1.08 to -1.82
	2017	3,580	27.48 to 25.51	97,231	1.55 to 0.80	0.70	27.20 to 26.25

American Growth-Income Trust Series I(*)	2021	2,018	70.37 to 53.68	117,447	1.90 to 0.45	0.72	23.06 to 21.29
	2020	2,317	57.19 to 44.26	110,631	1.90 to 0.45	1.33	12.60 to 10.97
	2019	2,634	50.79 to 39.89	112,835	1.90 to 0.45	1.49	25.14 to 23.34
	2018	2,973	40.59 to 32.34	102,807	1.90 to 0.45	1.35	-2.62 to -4.03
	2017	3,388	41.68 to 33.70	121,608	1.90 to 0.45	1.03	21.49 to 19.74

67 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

7. Unit Values  (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

American Growth-Income Trust Series II(*)	2021	8,633	$ 69.37 to $ 51.46	$ 448,548	2.05 % to 0.45%	0.64%	22.96 % to 21.01%
	2020	10,493	56.42 to 42.52	448,301	2.05 to 0.45	1.26	12.52 to 10.72
	2019	11,502	50.14 to 38.40	441,928	2.05 to 0.45	1.39	25.08 to 23.10
	2018	13,514	40.09 to 31.20	418,780	2.05 to 0.45	1.25	-2.71 to -4.26
	2017	15,764	41.20 to 32.59	507,128	2.05 to 0.45	0.95	21.34 to 19.42

American Growth-Income Trust Series III(*)	2021	4,834	45.24 to 40.76	215,229	1.55 to 0.80	1.06	23.14 to 22.22
	2020	5,724	36.74 to 33.35	207,203	1.55 to 0.80	1.71	12.57 to 11.72
	2019	6,269	32.64 to 29.85	201,783	1.55 to 0.80	1.84	25.16 to 24.22
	2018	7,331	26.08 to 24.03	188,742	1.55 to 0.80	1.68	-2.60 to -3.34
	2017	8,380	26.77 to 24.86	221,783	1.55 to 0.80	1.39	21.42 to 20.51

American International Trust Series II(*)	2021	7,549	35.80 to 20.63	253,255	2.05 to 1.00	1.71	-2.94 to -3.95
	2020	7,899	37.27 to 21.26	274,988	2.05 to 1.00	0.25	12.26 to 11.09
	2019	8,655	33.55 to 18.93	270,480	2.05 to 1.00	0.79	21.05 to 19.79
	2018	10,103	28.01 to 15.64	261,041	2.05 to 1.00	2.48	-14.45 to -15.35
	2017	11,003	33.09 to 18.28	333,479	2.05 to 1.00	0.71	30.19 to 28.84

American International Trust Series III(*)	2021	1,726	21.02 to 18.94	35,682	1.55 to 0.80	2.21	-2.29 to -3.02
	2020	1,773	21.52 to 19.53	37,553	1.55 to 0.80	0.71	13.07 to 12.22
	2019	1,949	19.03 to 17.40	36,565	1.55 to 0.80	1.28	21.91 to 21.00
	2018	2,255	15.61 to 14.38	34,732	1.55 to 0.80	2.98	-13.90 to -14.54
	2017	2,404	18.13 to 16.83	43,050	1.55 to 0.80	1.17	31.07 to 30.09

Basic Value Focus	2021	63	71.81 to 34.92	3,864	1.80 to 1.40	1.05	19.87 to 19.39
	2020	75	59.90 to 29.25	3,801	1.80 to 1.40	2.22	1.77 to 1.36
	2019	86	58.86 to 28.85	4,219	1.80 to 1.40	2.23	21.99 to 21.51
	2018	95	48.25 to 23.75	3,829	1.80 to 1.40	1.55	-9.34 to -9.71
	2017	109	53.22 to 26.30	4,930	1.80 to 1.40	1.31	6.65 to 6.22

Blue Chip Growth Trust Series I(*)	2021	2,685	97.59 to 64.58	286,987	1.90 to 0.45	0.00	16.34 to 14.67
	2020	3,052	83.88 to 56.31	281,323	1.90 to 0.45	0.00	33.70 to 31.77
	2019	3,479	62.74 to 42.74	241,695	1.90 to 0.45	0.00	29.21 to 27.35
	2018	3,990	48.55 to 33.56	216,533	1.90 to 0.45	0.02	1.51 to 0.04
	2017	4,510	47.83 to 33.54	243,660	1.90 to 0.45	0.07	35.67 to 33.73

Blue Chip Growth Trust Series II(*)	2021	1,754	78.00 to 55.29	126,314	2.05 to 1.00	0.00	15.47 to 14.27
	2020	2,084	68.26 to 47.88	130,587	2.05 to 1.00	0.00	32.73 to 31.34
	2019	2,455	51.97 to 36.08	116,834	2.05 to 1.00	0.00	28.24 to 26.90
	2018	2,880	40.96 to 28.13	107,498	2.05 to 1.00	0.00	0.76 to -0.30
	2017	3,103	41.08 to 27.92	115,266	2.05 to 1.00	0.00	34.62 to 33.22

Capital Appreciation Trust Series I(*)	2021	3,676	65.10 to 64.86	196,076	1.90 to 0.45	0.00	15.23 to 13.57
	2020	4,197	57.12 to 56.49	196,185	1.90 to 0.45	0.00	55.34 to 53.10
	2019	4,687	37.31 to 36.37	142,530	1.90 to 0.45	0.04	32.30 to 30.39
	2018	5,277	28.61 to 27.49	122,498	1.90 to 0.45	0.26	-1.25 to -2.68
	2017	5,906	29.40 to 27.84	140,279	1.90 to 0.45	0.06	35.92 to 33.97

Capital Appreciation Trust Series II(*)	2021	999	88.27 to 61.49	75,300	2.05 to 1.00	0.00	14.49 to 13.29
	2020	1,156	77.92 to 53.71	77,121	2.05 to 1.00	0.00	54.15 to 52.54
	2019	1,315	51.08 to 34.84	57,289	2.05 to 1.00	0.01	31.33 to 29.95
	2018	1,523	39.31 to 26.53	50,795	2.05 to 1.00	0.04	-1.98 to -3.01
	2017	1,692	40.53 to 27.07	57,963	2.05 to 1.00	0.00	34.85 to 33.45

Capital Appreciation Value Trust Series II(*)	2021	7,337	36.74 to 35.26	270,930	2.05 to 1.00	0.57	16.68 to 15.46
	2020	8,472	31.82 to 30.22	268,577	2.05 to 1.00	0.89	16.02 to 14.80
	2019	9,499	27.72 to 26.05	260,486	2.05 to 1.00	1.18	22.86 to 21.58
	2018	10,875	22.80 to 21.20	243,307	2.05 to 1.00	1.88	-0.90 to -1.94
	2017	12,364	23.25 to 21.39	280,370	2.05 to 1.00	1.23	13.85 to 12.66

Core Bond Trust Series I(*)	2021	2,999	22.48 to 17.65	55,323	1.90 to 0.45	1.78	-2.40 to -3.80
	2020	3,184	23.03 to 18.35	61,027	1.90 to 0.45	2.29	8.13 to 6.57
	2019	3,442	21.30 to 17.22	61,700	1.90 to 0.45	2.37	7.84 to 6.29
	2018	3,785	19.75 to 16.20	63,639	1.90 to 0.45	2.37	-1.04 to -2.47
	2017	4,369	19.96 to 16.61	75,033	1.90 to 0.45	2.03	2.94 to 1.46

Core Bond Trust Series II(*)	2021	3,414	16.98 to 13.81	60,036	2.05 to 1.00	1.55	-3.20 to -4.21
	2020	3,960	17.73 to 14.27	72,609	2.05 to 1.00	2.12	7.42 to 6.30
	2019	4,176	16.68 to 13.28	71,521	2.05 to 1.00	2.20	6.97 to 5.85
	2018	4,477	15.76 to 12.42	72,132	2.05 to 1.00	2.18	-1.78 to -2.81
	2017	5,342	16.21 to 12.64	87,944	2.05 to 1.00	1.87	2.18 to 1.12

Disciplined Value International Trust Series I(*)	2021	2,087	30.18 to 24.19	48,476	1.90 to 0.45	2.52	12.55 to 10.93
	2020	2,344	26.81 to 21.81	48,831	1.90 to 0.45	2.10	2.81 to 1.33
	2019	2,611	26.08 to 21.52	53,425	1.90 to 0.45	2.71	11.83 to 10.22
	2018	2,949	23.32 to 19.53	54,546	1.90 to 0.45	2.39	-15.42 to -16.64
	2017	3,295	27.57 to 23.43	72,751	1.90 to 0.45	1.76	16.62 to 14.94

68 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

7. Unit Values  (continued):

	At December 31,					For the years and periods ended December 31,
Sub-account	Year		Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

Disciplined Value International Trust Series II(*)	2021		1,651	$ 28.69 to $ 17.37	$ 40,418	2.05 % to 1.00%	2.33%	11.74 % to 10.57%
	2020		1,851	25.94 to 15.55	40,835	2.05 to 1.00	1.94	2.04 to 0.97
	2019		2,030	25.69 to 15.24	44,182	2.05 to 1.00	2.55	11.01 to 9.86
	2018		2,251	23.39 to 13.72	44,427	2.05 to 1.00	2.17	-16.02 to -16.90
	2017		2,587	28.15 to 16.34	61,335	2.05 to 1.00	1.58	15.72 to 14.51

DWS Equity 500 Index	2021		200	75.09 to 56.43	14,267	2.05 to 1.40	1.05	26.09 to 25.27
	2020		226	59.55 to 45.05	12,883	2.05 to 1.40	1.36	16.00 to 15.24
	2019		247	51.34 to 39.09	12,152	2.05 to 1.40	1.58	28.82 to 27.99
	2018		279	39.85 to 30.54	10,682	2.05 to 1.40	1.32	-6.33 to -6.94
	2017		314	42.55 to 32.82	12,879	2.05 to 1.40	1.40	19.38 to 18.61

Emerging Markets Value Trust Series II(*)	2021		2,193	13.98 to 13.07	29,400	2.05 to 0.45	2.15	10.58 to 8.83
	2020		2,379	12.64 to 12.01	29,116	2.05 to 0.45	2.25	2.89 to 1.25
	2019		2,552	12.29 to 11.86	30,665	2.05 to 0.45	2.93	10.21 to 8.46
	2018		2,809	11.15 to 10.94	30,944	2.05 to 0.45	2.23	-14.18 to -15.55
	2017		3,264	12.99 to 12.95	42,338	2.05 to 0.45	4.38	3.91 to 3.63

Emerging Markets Value Trust Series NAV(*)	2021		89	13.92 to 13.49	1,234	1.55 to 0.80	2.32	10.36 to 9.54
	2020		113	12.61 to 12.31	1,416	1.55 to 0.80	2.51	2.89 to 2.12
	2019		122	12.26 to 12.06	1,485	1.55 to 0.80	3.20	10.01 to 9.19
	2018		131	11.14 to 11.04	1,452	1.55 to 0.80	2.58	-14.17 to -14.82
	2017		143	12.98 to 12.97	1,855	1.55 to 0.80	5.49	3.86 to 3.72

Equity Income Trust Series I(*)	2021		2,411	59.48 to 37.39	173,873	1.90 to 0.45	1.93	24.85 to 23.06
	2020		2,708	47.64 to 30.38	157,037	1.90 to 0.45	2.94	0.56 to -0.89
	2019		3,052	47.38 to 30.65	177,745	1.90 to 0.45	2.05	25.78 to 23.97
	2018		3,216	37.67 to 24.73	152,265	1.90 to 0.45	1.79	-9.99 to -11.29
	2017		3,727	41.85 to 27.87	196,454	1.90 to 0.45	2.21	15.77 to 14.11

Equity Income Trust Series II(*)	2021		2,950	48.22 to 41.34	111,261	2.05 to 0.45	1.74	24.65 to 22.67
	2020		3,322	38.69 to 33.70	101,646	2.05 to 0.45	2.79	0.29 to -1.30
	2019		3,726	38.57 to 34.14	115,219	2.05 to 0.45	1.88	25.61 to 23.61
	2018		3,782	30.71 to 27.62	94,017	2.05 to 0.45	1.59	-10.16 to -11.60
	2017		4,389	34.18 to 31.24	122,995	2.05 to 0.45	2.02	15.48 to 13.66

Financial Industries Trust Series I(*)	2021		266	35.42 to 32.83	9,261	1.90 to 1.40	0.82	27.90 to 27.26
	2020		275	27.69 to 25.80	7,492	1.90 to 1.40	1.32	0.75 to 0.24
	2019		342	27.49 to 25.73	9,202	1.90 to 1.40	4.12	29.96 to 29.31
	2018		407	21.15 to 19.90	8,458	1.90 to 1.40	1.15	-15.68 to -16.11
	2017		474	25.09 to 23.72	11,693	1.90 to 1.40	1.16	13.69 to 13.12

Financial Industries Trust Series II(*)	2021		427	38.62 to 32.52	15,200	2.05 to 1.00	0.67	28.09 to 26.76
	2020		402	30.47 to 25.39	11,294	2.05 to 1.00	1.15	0.97 to -0.09
	2019		473	30.49 to 25.15	13,265	2.05 to 1.00	3.93	30.21 to 28.85
	2018		527	23.67 to 19.31	11,387	2.05 to 1.00	1.12	-15.48 to -16.37
	2017		625	28.30 to 22.85	16,106	2.05 to 1.00	0.96	13.88 to 12.69

Fundamental All Cap Core Trust Series II(*)	2021		751	67.74 to 31.08	54,490	2.05 to 1.00	0.00	29.04 to 27.70
	2020		808	53.04 to 24.08	45,550	2.05 to 1.00	0.19	25.38 to 24.07
	2019		963	42.75 to 19.21	43,404	2.05 to 1.00	0.24	34.83 to 33.42
	2018		1,098	32.04 to 14.25	37,081	2.05 to 1.00	0.20	-14.21 to -15.11
	2017		1,221	37.75 to 16.61	48,359	2.05 to 1.00	0.55	26.16 to 24.85

Fundamental Large Cap Value Trust Series I(*)	2021		4,755	53.96 to 41.76	212,868	1.90 to 0.45	0.76	29.38 to 27.52
	2020		5,359	41.70 to 32.75	187,210	1.90 to 0.45	1.08	11.46 to 9.85
	2019		6,025	37.42 to 29.81	190,760	1.90 to 0.45	1.14	35.24 to 33.30
	2018		6,828	27.67 to 22.36	161,567	1.90 to 0.45	1.07	-17.41 to -18.61
	2017		7,734	33.50 to 27.48	223,805	1.90 to 0.45	1.59	16.91 to 15.23

Fundamental Large Cap Value Trust Series II(*)	2021		3,802	40.01 to 24.20	152,418	2.05 to 1.00	0.56	28.43 to 27.09
	2020		4,415	31.48 to 18.85	137,695	2.05 to 1.00	0.88	10.64 to 9.48
	2019		4,994	28.76 to 17.03	141,440	2.05 to 1.00	0.93	34.24 to 32.84
	2018		6,141	21.65 to 12.69	129,991	2.05 to 1.00	0.87	-18.06 to -18.92
	2017		6,914	26.70 to 15.49	178,758	2.05 to 1.00	1.40	16.03 to 14.83

Global Allocation	2021		10	34.60 to 28.09	270	1.75 to 1.40	0.77	5.07 to 4.70
	2020		10	33.05 to 26.74	256	1.75 to 1.40	1.04	19.12 to 18.70
	2019		11	27.84 to 22.45	255	1.75 to 1.40	1.15	16.19 to 15.79
	2018		11	24.04 to 19.32	227	1.75 to 1.40	0.81	-8.81 to -9.13
	2017		11	26.46 to 21.18	251	1.75 to 1.40	0.84	12.17 to 11.78

Global Equity Trust Series I(*)	2021	(e)	9,406	33.24 to 24.22	257,002	1.90 to 0.45	0.00	20.76 to 19.02
	2020		10,891	27.53 to 20.35	246,986	1.90 to 0.45	1.03	6.12 to 4.58
	2019		3,560	25.94 to 19.46	95,996	1.90 to 0.45	2.13	15.52 to 13.86
	2018		3,921	22.45 to 17.09	93,402	1.90 to 0.45	1.76	-14.88 to -16.11
	2017		4,161	26.38 to 20.37	119,324	1.90 to 0.45	1.83	18.35 to 16.65

69 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

7. Unit Values  (continued):

	At December 31,					For the years and periods ended December 31,
Sub-account	Year		Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

Global Equity Trust Series II(*)	2021	(f)	894	$ 30.40 to $ 17.81	$ 24,130	2.05 % to 1.00%	0.00%	19.81 % to 18.56%
	2020		1,002	25.64 to 14.86	22,769	2.05 to 1.00	1.08	5.36 to 4.26
	2019		1,202	24.60 to 14.11	26,152	2.05 to 1.00	1.89	14.68 to 13.48
	2018		1,391	21.67 to 12.30	26,538	2.05 to 1.00	1.50	-15.50 to -16.39
	2017		1,658	25.92 to 14.56	37,859	2.05 to 1.00	1.66	17.45 to 16.23

Health Sciences Trust Series I(*)	2021		455	148.11 to 108.19	54,184	1.90 to 0.45	0.00	10.69 to 9.10
	2020		507	133.80 to 99.16	55,265	1.90 to 0.45	0.00	26.60 to 24.77
	2019		583	105.69 to 79.48	50,631	1.90 to 0.45	0.00	28.10 to 26.26
	2018		670	82.50 to 62.95	45,999	1.90 to 0.45	0.00	0.23 to -1.22
	2017		744	82.31 to 63.72	51,425	1.90 to 0.45	0.00	26.94 to 25.11

Health Sciences Trust Series II(*)	2021		570	121.06 to 52.87	65,318	2.05 to 1.00	0.00	9.86 to 8.72
	2020		700	111.36 to 48.13	73,089	2.05 to 1.00	0.00	25.62 to 24.31
	2019		729	89.58 to 38.31	60,712	2.05 to 1.00	0.00	27.12 to 25.79
	2018		849	71.22 to 30.14	56,169	2.05 to 1.00	0.00	-0.48 to -1.53
	2017		965	72.32 to 30.28	63,593	2.05 to 1.00	0.00	25.99 to 24.68

High Yield Trust Series I(*)	2021		2,423	35.58 to 28.52	51,010	1.90 to 0.45	4.91	5.35 to 3.83
	2020		2,579	33.77 to 27.47	52,470	1.90 to 0.45	6.22	5.34 to 3.82
	2019		2,760	32.06 to 26.46	54,750	1.90 to 0.45	5.25	15.14 to 13.49
	2018		2,982	27.84 to 23.32	51,588	1.90 to 0.45	5.78	-3.45 to -4.85
	2017		3,438	28.84 to 24.50	62,433	1.90 to 0.45	5.17	7.02 to 5.48

High Yield Trust Series II(*)	2021		1,693	27.55 to 17.74	44,648	2.05 to 1.00	4.68	4.62 to 3.52
	2020		1,722	26.61 to 16.96	43,034	2.05 to 1.00	5.82	4.61 to 3.52
	2019		1,940	25.71 to 16.21	47,178	2.05 to 1.00	4.98	14.35 to 13.15
	2018		2,088	22.72 to 14.18	45,027	2.05 to 1.00	5.44	-4.12 to -5.13
	2017		2,456	23.95 to 14.79	55,499	2.05 to 1.00	5.00	6.07 to 4.96

International Equity Index Series I(*)	2021		881	19.78 to 18.89	17,387	1.90 to 1.40	2.64	6.10 to 5.57
	2020		877	18.64 to 17.89	16,342	1.90 to 1.40	2.41	9.10 to 8.56
	2019		1,073	17.08 to 16.48	18,350	1.90 to 1.40	2.71	19.68 to 19.09
	2018		857	14.27 to 13.84	12,215	1.90 to 1.40	2.28	-15.30 to -15.72
	2017		921	16.85 to 16.42	15,509	1.90 to 1.40	2.16	25.54 to 24.91

International Equity Index Series II(*)	2021		1,002	21.18 to 18.29	19,154	2.05 to 0.45	2.33	6.84 to 5.15
	2020		1,033	19.82 to 17.39	18,701	2.05 to 0.45	2.33	9.98 to 8.23
	2019		1,100	18.02 to 16.07	18,331	2.05 to 0.45	2.65	20.57 to 18.65
	2018		814	14.95 to 13.54	11,356	2.05 to 0.45	2.00	-14.66 to -16.02
	2017		918	17.52 to 16.13	15,168	2.05 to 0.45	2.04	26.47 to 24.47

International Equity Index Series NAV(*)	2021		656	16.06 to 14.62	10,219	2.05 to 1.40	2.57	6.10 to 5.41
	2020		717	15.14 to 13.87	10,547	2.05 to 1.40	2.52	9.21 to 8.50
	2019		785	13.86 to 12.78	10,617	2.05 to 1.40	2.45	19.75 to 18.98
	2018		803	11.57 to 10.74	9,080	2.05 to 1.40	2.29	-15.30 to -15.86
	2017		902	13.66 to 12.76	12,080	2.05 to 1.40	2.16	25.68 to 24.87

International Small Company Trust Series I(*)	2021		673	29.29 to 24.56	17,489	1.90 to 0.45	1.25	13.21 to 11.58
	2020		756	25.87 to 22.01	17,527	1.90 to 0.45	2.06	7.88 to 6.32
	2019		862	23.98 to 20.70	18,694	1.90 to 0.45	2.15	22.05 to 20.30
	2018		972	19.65 to 17.21	17,469	1.90 to 0.45	1.23	-20.46 to -21.61
	2017		1,107	24.70 to 21.95	25,245	1.90 to 0.45	1.38	28.88 to 27.03

International Small Company Trust Series II(*)	2021		432	23.90 to 23.53	10,694	2.05 to 1.00	0.99	12.34 to 11.16
	2020		528	21.27 to 21.17	11,734	2.05 to 1.00	1.88	7.09 to 5.97
	2019		579	19.98 to 19.86	12,084	2.05 to 1.00	1.76	21.14 to 19.87
	2018		669	16.66 to 16.40	11,576	2.05 to 1.00	1.22	-21.07 to -21.90
	2017		764	21.34 to 20.77	16,816	2.05 to 1.00	1.23	27.89 to 26.56

Investment Quality Bond Trust Series I(*)	2021		5,288	34.51 to 21.60	116,290	1.90 to 0.45	2.00	-1.70 to -3.12
	2020		5,425	35.11 to 22.30	123,909	1.90 to 0.45	2.30	8.88 to 7.31
	2019		5,736	32.24 to 20.78	120,544	1.90 to 0.45	2.51	8.87 to 7.31
	2018		6,011	29.62 to 19.36	116,517	1.90 to 0.45	2.69	-1.26 to -2.69
	2017		6,868	30.00 to 19.90	135,673	1.90 to 0.45	2.57	4.14 to 2.64

Investment Quality Bond Trust Series II(*)	2021		2,917	18.12 to 14.57	58,174	2.05 to 0.35	1.76	-1.80 to -3.45
	2020		3,147	18.76 to 14.83	65,360	2.05 to 0.35	2.11	8.77 to 6.93
	2019		3,225	17.55 to 13.64	62,380	2.05 to 0.35	2.34	8.77 to 6.93
	2018		3,237	16.41 to 12.54	58,447	2.05 to 0.35	2.49	-1.27 to -2.95
	2017		3,685	16.91 to 12.70	68,204	2.05 to 0.35	2.46	3.94 to 2.19

Lifestyle Balanced Portfolio Series I(*)	2021		1,683	20.80 to 19.03	33,904	1.90 to 0.80	2.59	8.57 to 7.38
	2020		1,655	19.16 to 17.73	30,797	1.90 to 0.80	2.70	11.79 to 10.56
	2019		1,640	17.14 to 16.03	27,494	1.90 to 0.80	2.06	16.80 to 15.52
	2018		1,518	14.68 to 13.88	21,831	1.90 to 0.80	2.32	-5.13 to -6.17
	2017		1,482	15.47 to 14.79	22,597	1.90 to 0.80	2.67	11.42 to 10.21

70 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

7. Unit Values  (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

Lifestyle Balanced Portfolio Series II(*)	2021	32,150	$ 21.22 to $ 18.50	$ 674,475	2.05 % to 0.35%	2.34%	8.83 % to 7.00%
	2020	32,992	19.50 to 17.29	643,394	2.05 to 0.35	2.55	12.07 to 10.18
	2019	31,282	17.40 to 15.69	553,245	2.05 to 0.35	1.76	17.15 to 15.18
	2018	31,343	14.85 to 13.63	477,792	2.05 to 0.35	1.97	-4.96 to -6.57
	2017	35,280	15.63 to 14.58	575,485	2.05 to 0.35	1.99	11.77 to 9.89

Lifestyle Conservative Portfolio Series I(*)	2021	905	17.45 to 15.97	15,287	1.90 to 0.80	2.86	2.14 to 1.02
	2020	839	17.08 to 15.80	13,935	1.90 to 0.80	3.51	9.86 to 8.66
	2019	626	15.55 to 14.54	9,491	1.90 to 0.80	2.09	11.56 to 10.34
	2018	632	13.94 to 13.18	8,598	1.90 to 0.80	2.50	-2.76 to -3.83
	2017	574	14.33 to 13.71	8,059	1.90 to 0.80	3.22	6.11 to 4.95

Lifestyle Conservative Portfolio Series II(*)	2021	8,495	17.78 to 15.50	144,765	2.05 to 0.35	2.65	2.32 to 0.60
	2020	8,820	17.38 to 15.41	148,067	2.05 to 0.35	2.89	10.14 to 8.28
	2019	7,165	15.78 to 14.23	110,661	2.05 to 0.35	2.01	11.83 to 9.95
	2018	7,532	14.11 to 12.94	105,253	2.05 to 0.35	2.48	-2.51 to -4.16
	2017	6,606	14.47 to 13.51	96,082	2.05 to 0.35	2.22	6.37 to 4.58

Lifestyle Growth Portfolio Series I(*)	2021	10,080	23.28 to 21.30	231,438	1.90 to 0.80	2.30	13.16 to 11.92
	2020	10,715	20.57 to 19.03	217,972	1.90 to 0.80	2.46	12.67 to 11.44
	2019	11,476	18.26 to 17.08	207,532	1.90 to 0.80	1.79	20.49 to 19.17
	2018	12,842	15.15 to 14.33	192,754	1.90 to 0.80	2.08	-6.87 to -7.89
	2017	13,985	16.27 to 15.56	225,786	1.90 to 0.80	3.78	15.21 to 13.96

Lifestyle Growth Portfolio Series II(*)	2021	212,026	23.76 to 19.41	4,909,854	2.10 to 0.35	2.05	13.44 to 11.47
	2020	239,970	20.94 to 18.57	4,945,662	2.05 to 0.35	2.24	12.97 to 11.07
	2019	266,955	18.54 to 16.72	4,925,106	2.05 to 0.35	1.57	20.78 to 18.74
	2018	299,274	15.35 to 14.08	4,608,995	2.05 to 0.35	1.83	-6.64 to -8.22
	2017	340,524	16.44 to 15.34	5,694,619	2.05 to 0.35	3.06	15.49 to 13.55

Lifestyle Growth Portfolio Series NAV(*)	2021	346	18.05 to 17.75	6,657	1.60 to 1.20	2.37	12.77 to 12.32
	2020	375	16.00 to 15.80	6,390	1.60 to 1.20	2.50	12.28 to 11.83
	2019	405	14.25 to 14.13	6,145	1.60 to 1.20	1.78	20.07 to 19.59
	2018	474	11.87 to 11.81	5,968	1.60 to 1.20	2.15	-7.20 to -7.57
	2017	509	12.79 to 12.78	6,909	1.60 to 1.20	10.66	2.33 to 2.26

Lifestyle Moderate Portfolio Series I(*)	2021	696	19.62 to 17.95	13,213	1.90 to 0.80	2.70	6.39 to 5.23
	2020	658	18.44 to 17.06	11,799	1.90 to 0.80	2.92	11.20 to 9.98
	2019	569	16.59 to 15.51	9,198	1.90 to 0.80	2.17	15.04 to 13.79
	2018	548	14.42 to 13.63	7,725	1.90 to 0.80	2.65	-4.35 to -5.40
	2017	518	15.07 to 14.41	7,686	1.90 to 0.80	2.39	9.55 to 8.36

Lifestyle Moderate Portfolio Series II(*)	2021	10,300	20.03 to 17.46	203,047	2.05 to 0.35	2.44	6.65 to 4.85
	2020	11,072	18.78 to 16.66	207,120	2.05 to 0.35	2.72	11.48 to 9.59
	2019	9,979	16.85 to 15.20	170,456	2.05 to 0.35	1.80	15.31 to 13.37
	2018	9,928	14.61 to 13.41	148,770	2.05 to 0.35	2.04	-4.11 to -5.74
	2017	10,894	15.24 to 14.22	172,970	2.05 to 0.35	2.10	9.89 to 8.04

Managed Volatility Balanced Portfolio Series I(*)	2021	12,096	38.20 to 26.39	326,559	1.90 to 0.45	2.44	9.27 to 7.70
	2020	13,557	34.96 to 24.51	339,210	1.90 to 0.45	2.45	1.35 to -0.11
	2019	15,262	34.49 to 24.54	380,724	1.90 to 0.45	1.92	17.39 to 15.70
	2018	17,257	29.38 to 21.21	370,157	1.90 to 0.45	2.19	-5.31 to -6.69
	2017	19,485	31.03 to 22.72	446,882	1.90 to 0.45	2.12	13.62 to 11.99

Managed Volatility Balanced Portfolio Series II(*)	2021	155,352	27.51 to 22.93	3,824,846	2.05 to 0.35	2.25	9.16 to 7.32
	2020	180,491	25.63 to 21.01	4,116,531	2.05 to 0.35	2.26	1.20 to -0.52
	2019	208,520	25.76 to 20.76	4,759,115	2.05 to 0.35	1.73	17.32 to 15.34
	2018	239,171	22.34 to 17.69	4,704,815	2.05 to 0.35	2.01	-5.37 to -6.97
	2017	272,743	24.01 to 18.70	5,741,379	2.05 to 0.35	1.94	13.43 to 11.52

Managed Volatility Conservative Portfolio Series I(*)	2021	3,025	36.65 to 22.94	75,487	1.90 to 0.45	2.84	3.01 to 1.53
	2020	3,518	35.58 to 22.59	85,810	1.90 to 0.45	2.95	2.93 to 1.44
	2019	3,915	34.57 to 22.27	93,727	1.90 to 0.45	2.30	12.87 to 11.25
	2018	4,417	30.63 to 20.02	94,415	1.90 to 0.45	2.47	-2.62 to -4.03
	2017	5,110	31.45 to 20.86	113,494	1.90 to 0.45	2.40	7.33 to 5.79

Managed Volatility Conservative Portfolio Series II(*)	2021	31,361	21.26 to 16.90	649,036	2.10 to 0.35	2.69	2.95 to 1.16
	2020	37,110	20.65 to 16.70	754,903	2.10 to 0.35	2.73	2.77 to 0.99
	2019	42,135	20.09 to 16.54	845,498	2.10 to 0.35	2.11	12.78 to 10.82
	2018	48,164	17.82 to 14.93	865,542	2.10 to 0.35	2.29	-2.74 to -4.43
	2017	56,529	18.32 to 15.62	1,057,774	2.10 to 0.35	2.20	7.29 to 5.43

Managed Volatility Growth Portfolio Series I(*)	2021	14,269	35.18 to 25.91	373,760	1.90 to 0.45	2.19	12.32 to 10.70
	2020	14,834	31.32 to 23.40	344,101	1.90 to 0.45	2.10	-1.86 to -3.28
	2019	16,744	31.92 to 24.20	398,918	1.90 to 0.45	1.70	19.02 to 17.31
	2018	18,851	26.82 to 20.63	380,438	1.90 to 0.45	2.05	-6.97 to -8.31
	2017	21,052	28.83 to 22.50	461,475	1.90 to 0.45	1.93	18.06 to 16.37

71 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

7. Unit Values  (continued):

	At December 31,					For the years and periods ended December 31,
Sub-account	Year		Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

Managed Volatility Growth Portfolio Series II(*)	2021		217,383	$ 22.66 to $ 22.09	$ 5,441,687	2.10 % to 0.35%	1.93%	12.18 % to 10.24%
	2020		253,021	20.20 to 20.04	5,699,154	2.10 to 0.35	1.89	-1.95 to -3.66
	2019		296,881	20.80 to 20.60	6,896,471	2.10 to 0.35	1.48	18.90 to 16.84
	2018		339,906	17.80 to 17.33	6,715,509	2.10 to 0.35	1.85	-7.03 to -8.65
	2017		384,257	19.49 to 18.63	8,258,711	2.10 to 0.35	1.75	17.94 to 15.90

Managed Volatility Growth Portfolio Series NAV(*)	2021		18	25.24 to 25.24	454	1.20 to 1.20	2.28	11.51 to 11.51
	2020		19	22.63 to 22.63	427	1.20 to 1.20	2.26	-2.55 to -2.55
	2019		20	23.22 to 23.22	459	1.20 to 1.20	1.83	18.25 to 18.25
	2018		21	19.64 to 19.64	408	1.20 to 1.20	2.20	-7.68 to -7.68
	2017		22	21.27 to 21.27	463	1.20 to 1.20	2.08	17.30 to 17.30

Managed Volatility Moderate Portfolio Series I(*)	2021		4,196	39.67 to 26.05	116,588	1.90 to 0.45	2.61	7.41 to 5.87
	2020		4,732	36.93 to 24.61	124,146	1.90 to 0.45	2.59	2.85 to 1.36
	2019		5,472	35.91 to 24.28	141,680	1.90 to 0.45	2.04	16.20 to 14.52
	2018		6,227	30.90 to 21.20	140,002	1.90 to 0.45	2.30	-4.42 to -5.80
	2017		7,152	32.33 to 22.51	170,589	1.90 to 0.45	2.23	11.38 to 9.78

Managed Volatility Moderate Portfolio Series II(*)	2021		51,184	25.41 to 23.74	1,214,885	2.05 to 0.35	2.44	7.38 to 5.57
	2020		58,695	24.07 to 22.11	1,311,617	2.05 to 0.35	2.44	2.69 to 0.96
	2019		67,001	23.84 to 21.53	1,476,853	2.05 to 0.35	1.85	16.02 to 14.06
	2018		77,232	20.90 to 18.56	1,481,941	2.05 to 0.35	2.14	-4.46 to -6.08
	2017		88,427	22.25 to 19.42	1,798,772	2.05 to 0.35	2.04	11.26 to 9.39

Mid Cap Growth Trust Series I(*)	2021	(g)	2,389	96.00 to 81.05	166,544	1.90 to 0.45	0.00	3.07 to 1.59
	2020		2,648	93.14 to 79.78	181,366	1.90 to 0.45	0.00	64.65 to 62.28
	2019		3,150	56.57 to 49.16	131,034	1.90 to 0.45	0.00	33.92 to 31.99
	2018		3,593	42.24 to 37.25	112,151	1.90 to 0.45	0.00	-2.00 to -3.42
	2017		4,140	43.10 to 38.57	133,041	1.90 to 0.45	0.00	27.96 to 26.13

Mid Cap Growth Trust Series II(*)	2021	(h)	1,108	89.97 to 51.28	91,045	2.05 to 1.00	0.00	2.27 to 1.20
	2020		1,292	88.90 to 50.14	104,741	2.05 to 1.00	0.00	63.37 to 61.66
	2019		1,492	54.99 to 30.69	74,431	2.05 to 1.00	0.00	32.91 to 31.53
	2018		1,679	41.81 to 23.09	63,587	2.05 to 1.00	0.00	-2.69 to -3.72
	2017		1,857	43.43 to 23.73	72,596	2.05 to 1.00	0.00	26.99 to 25.67

Mid Cap Index Trust Series I(*)	2021		1,426	80.88 to 57.01	86,257	1.90 to 0.45	0.86	23.65 to 21.87
	2020		1,644	65.41 to 46.77	80,889	1.90 to 0.45	1.58	12.71 to 11.08
	2019		1,882	58.04 to 42.11	83,184	1.90 to 0.45	1.12	25.02 to 23.22
	2018		2,156	46.42 to 34.17	76,810	1.90 to 0.45	1.08	-11.86 to -13.13
	2017		2,410	52.67 to 39.34	98,702	1.90 to 0.45	0.70	15.29 to 13.64

Mid Cap Index Trust Series II(*)	2021		1,138	62.91 to 35.24	62,799	2.05 to 1.00	0.65	22.72 to 21.44
	2020		1,252	51.80 to 28.72	56,972	2.05 to 1.00	1.40	11.85 to 10.68
	2019		1,468	46.80 to 25.67	60,114	2.05 to 1.00	0.91	24.19 to 22.89
	2018		1,720	41.05 to 38.08	57,031	2.05 to 0.45	0.87	-12.06 to -13.46
	2017		2,048	46.68 to 44.01	78,243	2.05 to 0.45	0.29	14.99 to 13.17

Mid Value Trust Series I(*)	2021		947	56.88 to 43.81	45,068	1.90 to 0.80	0.95	23.35 to 22.00
	2020		1,069	46.12 to 35.91	41,569	1.90 to 0.80	1.66	8.72 to 7.53
	2019		1,198	42.42 to 33.40	43,106	1.90 to 0.80	1.10	18.58 to 17.29
	2018		1,332	35.77 to 28.47	40,685	1.90 to 0.80	0.75	-11.56 to -12.53
	2017		1,541	40.44 to 32.55	53,462	1.90 to 0.80	0.96	10.55 to 9.34

Mid Value Trust Series II(*)	2021		1,104	41.65 to 20.54	48,791	2.05 to 1.00	0.78	22.86 to 21.58
	2020		1,122	34.26 to 16.72	40,897	2.05 to 1.00	1.46	8.29 to 7.15
	2019		1,272	31.97 to 15.44	43,146	2.05 to 1.00	0.88	17.97 to 16.74
	2018		1,448	27.39 to 13.09	41,931	2.05 to 1.00	0.56	-11.82 to -12.74
	2017		1,623	31.39 to 14.84	53,486	2.05 to 1.00	0.75	10.10 to 8.96

Money Market Trust Series I(*)	2021		1,208	16.22 to 10.50	17,290	1.90 to 0.45	0.00	-0.45 to -1.88
	2020		1,418	16.29 to 10.71	20,396	1.90 to 0.45	0.32	-0.14 to -1.58
	2019		1,613	16.31 to 10.88	23,529	1.90 to 0.45	1.93	1.48 to 0.02
	2018		1,993	16.08 to 10.88	28,845	1.90 to 0.45	1.52	1.09 to -0.38
	2017		2,435	15.90 to 10.92	34,960	1.90 to 0.45	0.58	0.14 to -1.30

Money Market Trust Series II(*)	2021		6,533	12.48 to 10.11	72,484	2.05 to 0.35	0.00	-0.35 to -2.03
	2020		8,150	12.52 to 10.32	91,728	2.05 to 0.35	0.26	-0.11 to -1.80
	2019		9,750	12.53 to 10.51	111,046	2.05 to 0.35	1.73	1.38 to -0.33
	2018		11,460	12.36 to 10.54	130,219	2.05 to 0.35	1.31	0.98 to -0.73
	2017		14,059	12.24 to 10.62	160,059	2.05 to 0.35	0.38	0.04 to -1.64

Money Market Trust Series NAV(*)	2021		321	12.09 to 11.65	3,857	2.05 to 1.40	0.00	-1.39 to -2.03
	2020		354	12.26 to 11.89	4,324	2.05 to 1.40	0.34	-1.07 to -1.71
	2019		376	12.39 to 12.10	4,645	2.05 to 1.40	1.97	0.57 to -0.08
	2018		406	12.32 to 12.11	4,998	2.05 to 1.40	1.57	0.17 to -0.48
	2017		503	12.30 to 12.17	6,185	2.05 to 1.40	0.63	-0.75 to -1.40

72 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

7. Unit Values  (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

Opportunistic Fixed Income Trust Series I(*)	2021	628	$ 24.64 to $ 18.61	$ 21,070	1.90 % to 0.80%	2.71%	-2.80 % to -3.86%
	2020	673	25.63 to 19.14	23,520	1.90 to 0.80	3.84	12.88 to 11.65
	2019	722	22.96 to 16.96	22,479	1.90 to 0.80	6.27	5.53 to 4.38
	2018	811	22.00 to 16.07	24,164	1.90 to 0.80	2.63	-2.68 to -3.75
	2017	917	22.86 to 16.51	28,398	1.90 to 0.80	2.23	7.89 to 6.71

Opportunistic Fixed Income Trust Series II(*)	2021	2,362	18.38 to 13.51	50,328	2.05 to 1.00	2.58	-3.23 to -4.24
	2020	2,390	19.20 to 13.96	52,731	2.05 to 1.00	3.78	12.50 to 11.32
	2019	2,737	17.25 to 12.41	53,892	2.05 to 1.00	6.28	5.03 to 3.93
	2018	2,952	16.59 to 11.82	55,604	2.05 to 1.00	2.63	-3.01 to -4.03
	2017	3,739	17.29 to 12.18	71,900	2.05 to 1.00	1.93	7.40 to 6.29

PIMCO All Asset	2021	252	31.36 to 23.63	6,526	2.05 to 0.45	10.58	15.38 to 13.55
	2020	309	27.18 to 20.81	7,004	2.05 to 0.45	4.62	7.25 to 5.55
	2019	367	25.34 to 19.72	7,849	2.05 to 0.45	2.57	10.94 to 9.18
	2018	412	22.84 to 18.06	8,030	2.05 to 0.45	2.70	-6.02 to -7.52
	2017	569	24.30 to 19.53	11,929	2.05 to 0.45	4.21	12.68 to 10.90

Real Estate Securities Trust Series I(*)	2021	373	94.90 to 72.29	32,378	1.90 to 0.45	1.45	46.13 to 44.03
	2020	423	64.94 to 50.19	25,287	1.90 to 0.45	1.97	-6.07 to -7.42
	2019	476	69.14 to 54.22	30,587	1.90 to 0.45	2.08	28.82 to 26.97
	2018	535	53.67 to 42.70	26,940	1.90 to 0.45	1.64	-3.90 to -5.29
	2017	637	55.85 to 45.09	33,691	1.90 to 0.45	0.50	5.76 to 4.24

Real Estate Securities Trust Series II(*)	2021	599	87.65 to 62.51	37,591	2.05 to 0.45	1.32	45.81 to 43.49
	2020	624	60.11 to 43.57	27,195	2.05 to 0.45	1.80	-6.22 to -7.71
	2019	730	64.10 to 47.21	34,624	2.05 to 0.45	1.91	28.50 to 26.47
	2018	804	49.88 to 37.33	30,200	2.05 to 0.45	1.62	-4.08 to -5.61
	2017	967	52.00 to 39.55	38,440	2.05 to 0.45	0.35	5.58 to 3.91

Science & Technology Trust Series I(*)	2021	1,696	89.30 to 58.67	131,384	1.90 to 0.45	0.00	8.04 to 6.49
	2020	1,920	82.66 to 55.09	139,242	1.90 to 0.45	0.00	56.75 to 54.49
	2019	2,201	52.73 to 35.66	101,864	1.90 to 0.45	0.12	37.44 to 35.46
	2018	2,511	38.37 to 26.33	85,293	1.90 to 0.45	0.00	-1.06 to -2.49
	2017	2,859	38.78 to 27.00	98,953	1.90 to 0.45	0.05	40.50 to 38.48

Science & Technology Trust Series II(*)	2021	751	100.87 to 70.88	66,103	2.05 to 1.00	0.00	7.23 to 6.11
	2020	865	95.07 to 66.10	71,737	2.05 to 1.00	0.00	55.59 to 53.96
	2019	929	61.75 to 42.48	49,722	2.05 to 1.00	0.00	36.37 to 34.95
	2018	1,081	45.76 to 31.15	42,537	2.05 to 1.00	0.00	-1.78 to -2.81
	2017	1,105	47.08 to 31.72	44,570	2.05 to 1.00	0.00	39.42 to 37.97

Select Bond Trust Series I(*)	2021	10,658	16.09 to 14.91	169,753	1.55 to 0.80	2.78	-1.98 to -2.72
	2020	10,572	16.42 to 15.33	171,839	1.55 to 0.80	3.05	8.21 to 7.40
	2019	11,230	15.17 to 14.27	168,847	1.55 to 0.80	2.57	8.08 to 7.27
	2018	11,695	14.04 to 13.30	162,858	1.55 to 0.80	2.75	-1.23 to -1.97
	2017	13,425	14.21 to 13.57	189,486	1.55 to 0.80	2.73	2.85 to 2.08

Select Bond Trust Series II(*)	2021	24,764	14.63 to 13.88	358,759	2.05 to 0.80	2.57	-2.18 to -3.39
	2020	25,400	14.96 to 14.37	378,742	2.05 to 0.80	2.70	7.99 to 6.64
	2019	26,549	13.85 to 13.48	369,066	2.05 to 0.80	2.33	7.86 to 6.52
	2018	35,086	12.84 to 12.65	455,780	2.05 to 0.80	2.59	-1.43 to -2.66
	2017	32,360	13.03 to 13.00	428,602	2.05 to 0.80	2.54	2.64 to 1.37

Short Term Government Income Trust Series I(*)	2021	1,615	13.63 to 11.51	19,619	1.90 to 0.45	1.65	-2.03 to -3.44
	2020	1,747	13.91 to 11.92	21,912	1.90 to 0.45	1.68	3.13 to 1.64
	2019	1,869	13.49 to 11.73	23,038	1.90 to 0.45	1.64	2.92 to 1.44
	2018	2,049	13.11 to 11.56	24,777	1.90 to 0.45	2.07	0.38 to -1.07
	2017	2,229	13.06 to 11.68	27,106	1.90 to 0.45	1.39	0.12 to -1.32

Short Term Government Income Trust Series II(*)	2021	1,523	12.15 to 11.05	17,768	2.05 to 1.00	1.37	-2.76 to -3.78
	2020	2,003	12.49 to 11.48	24,222	2.05 to 1.00	1.50	2.36 to 1.29
	2019	1,683	12.20 to 11.34	19,947	2.05 to 1.00	1.43	2.15 to 1.09
	2018	1,871	11.95 to 11.21	21,847	2.05 to 1.00	1.78	-0.37 to -1.42
	2017	1,988	11.99 to 11.38	23,433	2.05 to 1.00	1.14	-0.63 to -1.66

Small Cap Index Trust Series I(*)	2021	279	47.96 to 46.45	13,182	1.90 to 1.40	0.55	12.90 to 12.34
	2020	306	42.48 to 41.35	12,813	1.90 to 1.40	1.39	17.63 to 17.04
	2019	334	36.12 to 35.33	11,902	1.90 to 1.40	0.97	23.31 to 22.69
	2018	394	29.29 to 28.79	11,426	1.90 to 1.40	0.94	-12.66 to -13.10
	2017	419	33.54 to 33.14	13,903	1.90 to 1.40	0.43	12.80 to 12.24

Small Cap Index Trust Series II(*)	2021	647	58.82 to 53.24	30,608	2.05 to 0.45	0.38	13.74 to 11.93
	2020	718	51.72 to 47.56	30,200	2.05 to 0.45	1.22	18.52 to 16.63
	2019	824	43.64 to 40.78	29,572	2.05 to 0.45	0.77	24.22 to 22.24
	2018	939	35.13 to 33.36	27,410	2.05 to 0.45	0.71	-11.95 to -13.36
	2017	1,077	39.90 to 38.50	36,107	2.05 to 0.45	0.24	13.67 to 11.87

73 of 77

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

7. Unit Values  (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

Small Cap Opportunities Trust Series I(*)	2021	607	$ 70.87 to $ 54.06	$ 35,501	1.90 % to 0.45%	0.47%	30.51 % to 28.63%
	2020	677	54.30 to 42.03	30,659	1.90 to 0.45	0.70	9.39 to 7.81
	2019	765	49.64 to 38.98	31,997	1.90 to 0.45	0.39	24.97 to 23.17
	2018	875	39.72 to 31.65	29,574	1.90 to 0.45	0.41	-14.23 to -15.48
	2017	975	46.32 to 37.44	38,837	1.90 to 0.45	0.41	10.58 to 8.99

Small Cap Opportunities Trust Series II(*)	2021	517	50.84 to 32.53	28,178	2.05 to 1.00	0.29	29.55 to 28.20
	2020	573	39.66 to 25.11	24,278	2.05 to 1.00	0.52	8.56 to 7.42
	2019	657	36.92 to 23.13	25,692	2.05 to 1.00	0.17	24.01 to 22.71
	2018	754	30.08 to 18.65	23,803	2.05 to 1.00	0.23	-14.88 to -15.78
	2017	854	35.72 to 21.91	31,838	2.05 to 1.00	0.23	9.76 to 8.62

Small Cap Stock Trust Series I(*)	2021	22	48.85 to 44.01	1,049	1.55 to 0.80	0.00	0.40 to -0.35
	2020	25	48.66 to 44.17	1,196	1.55 to 0.80	0.00	50.34 to 49.21
	2019	26	32.36 to 29.60	825	1.55 to 0.80	0.00	36.92 to 35.90
	2018	27	23.64 to 21.78	637	1.55 to 0.80	0.00	-5.95 to -6.66
	2017	29	25.13 to 23.34	718	1.55 to 0.80	0.00	25.46 to 24.53

Small Cap Stock Trust Series II(*)	2021	538	73.26 to 56.10	31,970	2.05 to 0.45	0.00	0.60 to -1.00
	2020	640	72.83 to 56.67	38,273	2.05 to 0.45	0.00	50.55 to 48.16
	2019	791	48.37 to 38.25	31,805	2.05 to 0.45	0.00	37.13 to 34.95
	2018	866	35.28 to 28.34	25,610	2.05 to 0.45	0.00	-5.87 to -7.37
	2017	887	37.48 to 30.60	28,001	2.05 to 0.45	0.00	25.71 to 23.72

Small Cap Value Trust Series I(*)	2021	18	39.07 to 35.20	682	1.55 to 0.80	0.48	25.18 to 24.25
	2020	20	31.21 to 28.33	616	1.55 to 0.80	1.07	-7.44 to -8.14
	2019	22	33.72 to 30.84	739	1.55 to 0.80	0.59	25.51 to 24.58
	2018	23	26.86 to 24.76	617	1.55 to 0.80	0.68	-13.20 to -13.85
	2017	24	30.95 to 28.74	727	1.55 to 0.80	0.93	2.91 to 2.14

Small Cap Value Trust Series II(*)	2021	624	37.57 to 27.04	24,197	2.05 to 1.00	0.32	24.72 to 23.42
	2020	657	30.44 to 21.68	20,452	2.05 to 1.00	0.85	-7.88 to -8.84
	2019	727	33.39 to 23.53	24,815	2.05 to 1.00	0.38	25.08 to 23.77
	2018	825	26.98 to 18.82	22,710	2.05 to 1.00	0.45	-13.53 to -14.44
	2017	1,004	31.53 to 21.76	32,188	2.05 to 1.00	0.72	2.47 to 1.40

Small Company Value Trust Series I(*)	2021	593	66.40 to 57.95	38,602	1.90 to 1.40	0.30	21.00 to 20.39
	2020	681	54.88 to 48.14	36,720	1.90 to 1.40	0.28	7.72 to 7.18
	2019	765	50.94 to 44.91	38,287	1.90 to 1.40	0.85	23.78 to 23.16
	2018	840	41.15 to 36.46	34,015	1.90 to 1.40	0.36	-14.16 to -14.59
	2017	969	47.94 to 42.69	45,720	1.90 to 1.40	0.23	9.95 to 9.40

Small Company Value Trust Series II(*)	2021	740	54.49 to 31.22	37,401	2.05 to 1.00	0.13	21.29 to 20.03
	2020	861	45.40 to 25.74	36,283	2.05 to 1.00	0.11	7.98 to 6.85
	2019	973	42.49 to 23.84	38,190	2.05 to 1.00	0.66	23.97 to 22.68
	2018	1,082	34.63 to 19.23	34,596	2.05 to 1.00	0.17	-13.96 to -14.87
	2017	1,224	40.68 to 22.35	45,916	2.05 to 1.00	0.21	10.15 to 9.01

Strategic Income Opportunities Trust Series I(*)	2021	999	30.52 to 23.62	25,597	1.90 to 0.45	3.30	0.45 to -1.00
	2020	1,060	30.38 to 23.86	27,226	1.90 to 0.45	1.63	8.10 to 6.54
	2019	1,168	28.10 to 22.39	28,057	1.90 to 0.45	2.71	10.41 to 8.82
	2018	1,319	25.45 to 20.58	28,929	1.90 to 0.45	3.60	-5.46 to -6.83
	2017	1,590	26.92 to 22.08	37,169	1.90 to 0.45	3.10	5.12 to 3.61

Strategic Income Opportunities Trust Series II(*)	2021	1,239	22.50 to 16.01	29,301	2.05 to 1.00	3.19	-0.30 to -1.34
	2020	1,257	22.80 to 16.06	29,990	2.05 to 1.00	1.47	7.28 to 6.16
	2019	1,383	21.48 to 14.97	30,786	2.05 to 1.00	2.50	9.65 to 8.50
	2018	1,489	19.80 to 13.65	30,584	2.05 to 1.00	3.43	-6.23 to -7.22
	2017	1,748	21.34 to 14.56	38,635	2.05 to 1.00	2.91	4.32 to 3.24

Total Bond Market Series Trust NAV(*)	2021	6,183	14.52 to 13.55	88,904	1.55 to 0.80	2.28	-2.64 to -3.37
	2020	6,252	14.91 to 14.02	92,431	1.55 to 0.80	2.33	6.53 to 5.73
	2019	6,564	14.00 to 13.26	91,184	1.55 to 0.80	2.30	7.44 to 6.63
	2018	6,904	13.03 to 12.44	89,339	1.55 to 0.80	2.67	-1.04 to -1.79
	2017	8,001	13.17 to 12.67	104,753	1.55 to 0.80	2.81	2.52 to 1.75

Total Bond Market Trust Series II(*)	2021	4,191	13.87 to 12.59	55,825	2.10 to 0.35	1.88	-2.44 to -4.14
	2020	5,471	14.21 to 13.14	75,640	2.10 to 0.35	2.25	6.74 to 4.88
	2019	4,043	14.10 to 12.53	52,973	2.10 to 0.45	2.12	7.54 to 5.78
	2018	4,408	13.11 to 11.84	54,255	2.10 to 0.45	2.34	-0.94 to -2.57
	2017	4,595	12.82 to 12.16	57,667	2.10 to 1.00	2.50	2.06 to 0.94

Total Stock Market Index Trust Series I(*)	2021	1,210	54.03 to 48.39	53,032	1.90 to 0.45	1.07	23.89 to 22.11
	2020	1,310	43.61 to 39.63	46,821	1.90 to 0.45	1.73	20.90 to 19.15
	2019	1,486	36.07 to 33.26	44,393	1.90 to 0.45	1.54	29.05 to 27.19
	2018	1,668	27.95 to 26.15	39,008	1.90 to 0.45	1.15	-6.13 to -7.49
	2017	1,892	29.78 to 28.26	47,614	1.90 to 0.45	1.72	20.05 to 18.33

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

7. Unit Values  (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

Total Stock Market Index Trust Series II(*)	2021	845	$ 58.88 to $ 27.60	$ 45,303	2.05 % to 1.00%	0.89%	22.96 % to 21.67%
	2020	885	48.39 to 22.45	39,416	2.05 to 1.00	1.56	19.98 to 18.72
	2019	967	40.76 to 18.71	36,134	2.05 to 1.00	1.35	28.12 to 26.78
	2018	1,098	32.15 to 14.61	32,265	2.05 to 1.00	0.95	-6.86 to -7.84
	2017	1,220	34.89 to 15.68	38,772	2.05 to 1.00	1.19	19.13 to 17.89

Ultra Short Term Bond Trust Series I(*)	2021	690	12.27 to 11.27	8,392	1.55 to 0.80	1.61	-1.26 to -2.00
	2020	998	12.43 to 11.50	12,300	1.55 to 0.80	1.92	0.66 to -0.10
	2019	775	12.35 to 11.51	9,489	1.55 to 0.80	1.63	2.29 to 1.53
	2018	860	12.07 to 11.34	10,300	1.55 to 0.80	2.06	0.59 to -0.17
	2017	728	12.00 to 11.35	8,671	1.55 to 0.80	1.65	-0.14 to -0.89

Ultra Short Term Bond Trust Series II(*)	2021	16,167	12.62 to 10.33	180,830	2.10 to 0.35	1.49	-1.01 to -2.73
	2020	20,405	12.75 to 10.62	233,366	2.10 to 0.35	1.81	0.92 to -0.83
	2019	18,954	12.63 to 10.71	216,056	2.10 to 0.35	1.78	2.55 to 0.78
	2018	15,671	12.31 to 10.63	176,623	2.10 to 0.35	1.53	0.84 to -0.92
	2017	16,588	12.21 to 10.73	187,373	2.10 to 0.35	1.34	0.11 to -1.62

Value Opportunities	2021	24	196.43 to 54.91	2,774	1.80 to 1.40	0.64	11.88 to 11.43
	2020	28	175.57 to 49.27	3,037	1.80 to 1.40	1.00	18.15 to 17.67
	2019	33	148.61 to 41.87	2,961	1.80 to 1.40	1.54	26.98 to 26.47
	2018	40	117.04 to 33.11	2,680	1.80 to 1.40	1.11	-7.84 to -8.21
	2017	42	126.98 to 36.07	3,120	1.80 to 1.40	0.71	12.27 to 11.83

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

7. Unit Values  (continued):

(*) Sub-account that invests in affiliated Trust.

(a) As the unit fair value is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b) These ratios represent the annualized contract expenses of the separate account, consisting primarily of the items known as “Revenue from underlying fund (12b-1, ST A, Other)” and “Revenue from Sub-account” (formerly referred to as the administrative maintenance charges and sales and service fees (AMC and SSF)). The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to unitholder accounts through the redemption of units and expenses of the underlying fund are excluded.

(c) These ratios represent the distributions from net investment income received by the sub-account from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Portfolio in which the sub-accounts invest.

(d) These ratios, represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options indicated in footnote 1 with a date notation, if any, denote the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. For closed sub-accounts, the total return is calculated from the beginning of the reporting period to the date the sub-account closed. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(e) Renamed on April 1, 2021. Previously known as Global Trust Series I.

(f) Renamed on April 1, 2021. Previously known as Global Trust Series II.

(g) Renamed on October 1, 2021. Previously known as Mid Cap Stock Trust Series I.

(h) Renamed on October 1, 2021. Previously known as Mid Cap Stock Trust Series II.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

8. Diversification Requirements

The Internal Revenue Service has issued regulations under Section 817(h) of the Internal Revenue Code (“the Code”). Under the provisions of Section 817(h) of the Code, a Contract will not be treated as a variable annuity contract for federal tax purposes for any period for which the investments of the Account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirement set forth in regulations issued by the Secretary of the Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and the Account will continue to meet such requirements.

9. Contract Charges

The expense ratio represents the contract expenses of the Account for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges, and the cost of any riders the policy holder has elected. These fees range between 0.35% and 2.10% of net assets of the sub-account depending on the type of contract. In addition, annual contract charges of up to $30 per policy are made through redemption of units.

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